FORUM                           ANNUAL REPORT
FUNDS(R)                        MARCH 31, 2002


                                        Investors Bond Fund

                                        TaxSaver Bond Fund

                                          Maine TaxSaver
                                            Bond Fund

                                       New Hampshire TaxSaver
                                            Bond Fund

                                        Payson Balanced Fund

                                         Payson Value Fund



                             [Image: Greek Temple]

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                                 MARCH 31, 2002
--------------------------------------------------------------------------------

Messages to Our Shareholders:
   Forum Bond Funds........................................................... 1
   Payson Funds............................................................... 2
Forum Funds Performance....................................................... 3

Financial Statements of the Forum Funds

Schedules of Investments:

   Investors Bond Fund........................................................ 6
   TaxSaver Bond Fund......................................................... 7
   Maine TaxSaver Bond Fund................................................... 9
   New Hampshire TaxSaver Bond Fund.......................................... 13
   Payson Balanced Fund...................................................... 16
   Payson Value Fund......................................................... 18

Notes to Schedules of  Investments..........................................  19

Statements of Assets and Liabilities........................................  20

Statements of Operations..................................................... 22

Statements of Changes in Net Assets.......................................... 24

Financial  Highlights........................................................ 27

Notes to Financial Statements................................................ 29

Independent Auditor's Report................................................. 35


                                                                     FORUM FUNDS

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                  March 31, 2002

Dear Forum Bond Funds Shareholder:

     The last 12 months have been witness to both instability and weakness in the financial markets. The year 2001 saw a declining stock market, eleven Federal Reserve interest rate cuts, terrorism, and political uncertainty. The tragic events of September 11 both intensified the volatility of the markets and slowed the economy to near recession levels.

     We continued to watch the activity of the Federal Reserve over the last twelve months, a period that saw a reduction in consumer confidence and rising unemployment. In an attempt to restart the economy, the Federal Reserve cut rates nine times since March 2001. At its January 2002 meeting, the Federal Reserve left interest rates unchanged for the first time in a year. The Fed sounded upbeat about the economy, saying that it appeared that a recovery had begun to take hold.

     All of the aforementioned events increased the demand for conservative investments, helping bonds generate greater total returns than stocks for the second year in a row. As you know, bond prices are inversely affected by changes in interest rates. When interest rates go up, bond prices fall, and vice versa. As the Federal Reserve began to cut interest rates, Treasury yields began to fall. In the autumn, as stocks began to rally after September 11, Treasury yields started to rise as hopes of a quick end to the economic recession increased. As interest rates declined, corporate bond issuance rose to record levels as many corporations took advantage of lower interest rates.

     During 2001, despite weaker performances this year compared to last year, all four Forum Bond Funds turned in strong performances relative to their respective Morningstar Prospectus Objective peer groups. On a total return basis, Investors Bond Fund completed the year at 4.32% versus Morningstar's Corporate General Bond Funds Average of 3.84%. Our three municipal bond funds also turned in one year performances stronger than their respective benchmarks. Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund reported total returns of 3.06% and 3.11% respectively, versus Morningstar Municipal Single-State Bond Funds Average of 3.04% while Forum TaxSaver Bond Fund reported 4.05% versus Morningstar's Municipal National Bond Funds Average of 2.99%.*

     Our Funds continue to be conservatively managed. In an effort to position the Funds for economic recovery, our portfolio management team seeks to take a defensive position, whick includes, among other things, reducing the average maturities of all of the Funds' portfolios.

     We remain committed to help you reach your financial goals and, as always, thank you for your investment in Forum Funds. We appreciate your continued trust and confidence in us. If you have any questions, please call us at 207-879-0001 (or 800-943-6786) or contact your local investment professional.

Forum Investment Advisors, LLC
Investment Adviser

* PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM FUNDS AND MORNINGSTAR PERFORMANCE FIGURES DO NOT INCLUDE THE EFFECT OF THE SALES CHARGES. FOR ADDITIONAL FUND PERFORMANCE INFORMATION PLEASE REFER TO PAGES 3 AND 4. FOR UP-TO-DATE FUND PERFORMANCE PLEASE CALL (800) 943-6786. THE VIEWS IN THIS REPORT ARE THOSE OF FORUM INVESTMENT ADVISERS AS OF MARCH 31, 2002 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUNDS IN UNDERSTANDING THEIR INVESTMENTS AND DO NOT CONSTITUTE INVESTMENT ADVICE. (05/02)


                                       1                             FORUM FUNDS

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Payson Fund Shareholder:                                     March 31, 2002
     On the surface, a review of the past twelve months would seem to indicate a relative calm has returned to the domestic equity markets. Indeed, for the one-year period ending March 31, 2002, both the S&P 500 Index +0.25% and the technology-laden Nasdaq Composite Index +0.61% produced very small, yet positive total returns. These returns followed the carnage that had occurred in the previous twelve-month period (total returns of -21.67% and -59.67% for the S&P 500 Index and the Nasdaq Composite Index, respectively).*
     We all know that the past twelve months have been anything but calm. As the excesses brought on in part by the technology-driven boom of the late nineties began to dissipate, so did our fast charging economy. During the spring and summer of 2001, large corporations dominated the business headlines with news of declining earnings, huge write downs of inventory and investments gone sour, and large layoffs. There was no mistaking that the economy was moving into its first recessionary period in nearly a decade. Concerns over these economic issues sent stocks modestly downward during the first six months of the fiscal year.
     Unfortunately, these economic events were by no means the end of the bad news. The terrorist attacks on September 11, 2001 that struck the World Trade Center and the Pentagon have forever changed the lives of Americans. Following the terrorist attacks, the domestic markets remained closed for the rest of the week, as America and the world looked on with horror and anguish at the devastation and incredible pain inflicted by these attacks. Upon reopening, the immediate response of the markets was a near-collapse in equity prices, adding to the negative returns, which the year had already experienced.
     However, America's swift response to the terrorist attacks was mirrored in a swift rebound in stock prices. The fourth quarter of 2001 produced a dramatic recovery in equity valuations. With the country now at war in an effort to wipe out terrorism, despair and grief have given way to patriotism and pride. The rebuilding effort and the economic stimulus from both fiscal and monetary policy have provided an economic environment conducive to a rebound. As we write, signs point to a recovering economy which should stimulate a rebound in depressed industries and renew the growth of corporate profits.
     For Payson Fund shareholders, our price discipline has helped us produce reasonable investment returns over the past year. As shown on page 3, the Payson Value Fund produced a small positive return for the one-year period ending March 31, 2002, while the Payson Balanced Fund provided a total return of 9.11% for the same period.* Both funds benefited from a significant exposure to industrial concerns, which after dropping throughout the summer and early fall, have rebounded with vengeance in anticipation of an economic recovery. The Payson Balanced Fund, comprised of a mixture of common stocks and fixed income securities, benefited from its exposure to bonds and its investment in real estate investment trusts, which seek to provide high current yields, and enjoyed significant price appreciation in the past year. On the negative side, both funds were exposed to the telecommunications sector, which continued to witness sharp drops in stock prices. The Payson Value Fund in particular suffered from its exposure to health care stocks, as concerns about pricing of pharmaceuticals as well as company specific issues relating to drugs coming off patent hurt stock prices.
     Looking forward, while we will refrain from predicting the near-term course of our economy and of the overall stock market, we believe there is reason for cautious optimism. We do not believe that the overall stock market is cheap, indeed to us, the prices of many large companies already reflect much anticipation of a sharp recovery in corporate profits. Yet, with careful research and attention to our price discipline, we see many investment opportunities in most sectors of the economy. We do not expect nor believe it is wise to expect a repeat of the investment returns which were produced by domestic equities in the mid and late nineties. Rather, we believe it is reasonable to expect stock prices to provide more modest, yet respectable returns in the years ahead.
     As always, we thank you for your continued confidence that you have placed in us.

H.M. Payson & Co.
Investment Adviser

*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR ADDITIONAL INFORMATION, PLEASE SEE PAGE 5. THE S&P 500 INDEX IS A MARKET WEIGHTED INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS. THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX REPRESENTING THE MARKET CAP WEIGHTED PERFORMANCE OF APPROXIMATELY 5,000 DOMESTIC COMMON STOCKS TRADED ON THE NASDAQ EXCHANGE. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE VIEWS IN THIS REPORT ARE THOSE OF H.M. PAYSON & CO. AS OF MARCH 31, 2002 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUNDS IN UNDERSTANDING THEIR INVESTMENTS AND DO NOT CONSTITUTE INVESTMENT ADVICE. (05/02).


                                       2                             FORUM FUNDS

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FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------

                         SUMMARY PERFORMANCE INDICATORS
         TWELVE MONTH TOTAL RETURN AT NAV - PERIOD ENDING MARCH 31, 2002

                                                                      FORUM VS.
                                                     MORNINGSTAR     MORNINGSTAR
                                           FORUM       AVERAGE         AVERAGE
                                           -----       -------         -------
Investors Bond Fund.....................   4.32%       3.84%1           0.48%
TaxSaver Bond Fund......................   4.05%       2.99%2           1.06%
Maine TaxSaver Bond Fund................   3.06%       3.04%3           0.02%
New Hampshire TaxSaver Bond Fund........   3.11%       3.04%3           0.07%
Payson Balanced Fund....................   9.11%       1.62%4           7.49%
Payson Value Fund.......................   0.35%       1.56%5          -1.21%

1 MORNINGSTAR Corporate Bond-General Funds Average:             4 MORNINGSTAR Balanced Funds Average:
   672 Funds in Category                                           482 Funds in Category
2 MORNINGSTAR Municipal Bond-National Funds Average:            5 MORNINGSTAR Growth & Income Funds Average:
   593 Funds in Category                                           976 Funds in Category
3 MORNINGSTAR Municipal Single State Bond Funds Average:
   947 Funds in Category

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. NET ASSET VALUE (NAV) IS THE VALUE OF ONE SHARE OF A FUND EXCLUDING ANY SALES CHARGE. FORUM FUNDS AND MORNINGSTAR FIGURES DO NOT INCLUDE THE EFFECT OF MAXIMUM SALES CHARGES, SEE TABLE BELOW. DURING THE PERIOD REPORTED, THE FUNDS WAIVED FEES OR REIMBURSED EXPENSES. IF THE MAXIMUM SALES CHARGE WAS REFLECTED AND IF THERE HAD BEEN NO FEE WAIVERS OR EXPENSE REIMBURSEMENTS, EACH FUND'S QUOTED PERFORMANCE WOULD BE LOWER.

                              MAXIMUM SALES CHARGES

                        Investors Bond Fund......... 3.75%
                        TaxSaver Bond Fund.......... 3.75%
                        Maine Municipal Bond Fund... 3.00%
                        New Hampshire Bond Fund..... 3.00%
                        Payson Balanced Fund........ 0.00%(a)
                        Payson Value Fund........... 0.00%(a)

(A) EFFECTIVE MARCH 13, 2002, THE BOARD OF TRUSTEES OF FORUM FUNDS ELIMINATED THE SALES CHARGES ASSESSED ON PURCHASES AND/OR REDEMPTIONS OF SHARES OF PAYSON BALANCED FUND AND PAYSON VALUE FUND.AS OF MARCH 13, 2002, THE FUNDS NO LONGER IMPOSED A 4.00% SALES CHARGE ON PURCHASES OF FUND SHARES. PERFORMANCE FIGURES AS OF MARCH 31, 2002 DO NOT REFLECT THE IMPOSITION OF A SALES CHARGE.


                                       3                             FORUM FUNDS

--------------------------------------------------------------------------------

FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------
     These charts reflect a comparison in the change in value of a $10,000 investment, including applicable sales charges, in Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund, including reinvestment of dividends and distributions to each fund's related securities index, over the past 10 fiscal years or since the funds' inception (for funds lacking 10-year records). The Lehman Brothers Intermediate U.S. Government/Credit Index is a market index of fixed-rate government and investment grade securities with maturities of up to 10 years. The Lehman Brothers 10-year Municipal Bond Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. Each fund is professionally managed while each index is unmanaged and is not available for investment. Returns include each fund's maximum sales charge which is 3.75% for Investors Bond and TaxSaver Bond Funds and 3.00% for Maine TaxSaver Bond and New Hampshire TaxSaver Bond Funds. During the period the service providers waived certain fees and expenses; otherwise, total return would have been lower. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

          INVESTORS BOND FUND VS. LEHMAN                          TAXSAVER BOND FUND VS. LEHMAN
      INTERMEDIATE US GOVERNMENT CREDIT INDEX                     10 YEAR MUNICIPAL BOND INDEX

AVERAGE ANNUAL TOTAL RETURN ON 03/31/02                 AVERAGE ANNUAL TOTAL RETURN ON 03/31/02
One Year:                          0.41%                One Year:                          0.15%
Five Year:                         5.66%                Five Year:                         4.09%
Ten Years:                         6.78%                Ten Years:                         6.78%

INVESTMENT VALUE ON 03/31/02                            INVESTMENT VALUE ON 03/31/02
Investors Bond Fund             $19,273                 TaxSaver Bond Fund              $17,159
Intermediate Gov't/Credit Index $19,465                 10 Year Municipal Bond Index    $19,370

3/31/1992        9,625            10,000                3/31/1992        9,625            10,000
3/31/1993       10,929            11,242                3/31/1993       10,711            11,324
3/31/1994       11,443            11,527                3/31/1994       11,275            11,642
3/31/1995       11,964            12,045                3/31/1995       11,971            12,518
3/31/1996       13,140            13,197                3/31/1996       12,852            13,628
3/31/1997       14,084            13,831                3/31/1997       13,514            14,339
3/31/1998       15,630            15,169                3/31/1998       14,562            15,827
3/31/1999       16,325            16,165                3/31/1999       15,282            16,819
3/31/2000       16,509            16,503                3/31/2000       15,170            16,900
3/31/2001       18,475            18,510                3/31/2001       16,491            18,718
3/31/2002       19,273            19,465                3/31/2002       17,159            19,370


          MAINE TAXSAVER BOND FUND VS. LEHMAN                     NEW HAMPSHIRE TAXSAVER BOND FUND VS. LEHMAN
             10 YEAR MUNICIPAL BOND INDEX                                 10 YEAR MUNICIPAL BOND INDEX

AVERAGE ANNUAL TOTAL RETURN ON 03/31/02                 AVERAGE ANNUAL TOTAL RETURN ON 03/31/02
One Year:                         (0.03%)               One Year:                          0.02%
Five Year:                         4.38%                Five Year:                         4.51%
Since Inception on 12/31/92:       5.57%                Ten Years:                         5.05%

INVESTMENT VALUE ON 03/31/02                            INVESTMENT VALUE ON 03/31/02
Maine TaxSaver Bond Fund        $17,199                 NH TaxSaver Bond Fund           $15,764
10 Year Municipal Bond Index    $19,370                 10 Year Municipal Bond Index    $17,767

3/31/1992        9,700          10,000                  12/31/1992       9,700          10,000
3/31/1993       10,844          11,324                  3/31/1993        9,956          10,485
3/31/1994       11,241          11,642                  3/31/1994       10,276          10,679
3/31/1995       11,950          12,518                  3/31/1995       10,926          11,482
3/31/1996       12,827          13,628                  3/31/1996       11,730          12,500
3/31/1997       13,465          14,339                  3/31/1997       12,265          13,152
3/31/1998       14,534          15,827                  3/31/1998       13,349          14,518
3/31/1999       15,288          16,819                  3/31/1999       14,098          15,428
3/31/2000       15,354          16,900                  3/31/2000       14,103          15,502
3/31/2001       16,689          18,718                  3/31/2001       15,289          17,169
3/31/2002       17,199          19,370                  3/31/2002       15,764          17,767


                                       4                             FORUM FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          These charts reflect a comparison in the change in value of a $10,000 investment in Payson Balanced Fund and Payson Value Fund, including reinvestment of dividends and distributions, to each fund's related securities index, over the past 10 fiscal years or since the funds' inception (for funds lacking 10 _ year records). The Standard and Poor's 500 Composite Index ("S&P 500") is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Each fund is professionally managed while the S&P 500 Index is unmanaged and is not available for investment. During the period the service providers waived certain fees and expenses; otherwise, total return would have been lower. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUNDS' HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

         PAYSON VALUE FUND VS. S&P 500 INDEX                     PAYSON BALANCED FUND VS. S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURN ON 03/31/02                 AVERAGE ANNUAL TOTAL RETURN ON 03/31/02
One Year:                          0.35%*               One Year:                          9.11%*
Five Year:                         8.72%                Five Year:                         8.42%
Since Inception on 7/31/92:       10.05%                Ten Years:                        10.05%

INVESTMENT  VALUE ON 03/31/02                           INVESTMENT  VALUE ON 03/31/02
Payson Value Fund               $28,902                 Payson Balanced Fund            $26,051
S&P 500 Index                   $32,711                 S&P 500 Index                   $34,693

7/31/1992       10,000          10,000                  3/31/1992       10,000          10,000
7/31/1993       11,640.7        10,870.9                3/31/1993       11,512          11,521.1
7/31/1994       12,482.8        11,429                  3/31/1994       12,319.5        11,687.5
7/31/1995       14,400.5        14,408.6                3/31/1995       13,059.3        13,504
7/31/1996       16,115.8        16,794                  3/31/1996       15,893          17,834.9
7/31/1997       23,055.8        25,546.1                3/31/1997       17,389.9        21,369.5
7/31/1998       25,155.4        30,470.6                3/31/1998       22,828.4        31,620
7/31/1999       27,929.2        36,629                  3/31/1999       20,955.8        37,459.4
7/31/2000       29,999.7        39,914.8                3/31/2000       21,905.3        44,178.4
7/31/2001       29,307.3        34,198.1                3/31/2001       23,875.3        34,606.7
3/31/2002       26,051.3        34,692.8                3/31/2002       26,051.3        34,692.8

* RETURNS DO NOT REFLECT SALES CHARGE WHICH WAS ELIMINATED MARCH 13, 2002.


                                       5                             FORUM FUNDS

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002
--------------------------------------------------------------------------------

    FACE                  SECURITY                                                        SECURITY
   AMOUNT                DESCRIPTION             VALUE             SHARES                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------

CORPORATE BONDS & NOTES (41.9%)                                 PREFERRED STOCK (8.5%)
$   27,000      Bank United, 8.00%, 3/15/09     $ 28,556        $   28,700      City Holding Capital
 2,211,000      Comerica Bank, 8.38%,                                           Trust II, 2.32%                 $  703,150
                 7/15/24 2,332,256                                  24,150      Irwin Financial Corp.,
   948,000      Conseco, Inc., 8.70%,                                             Capital Trust I, 9.25%           606,769
                 11/15/26                        241,740                                                        ----------
   474,000      Cummins Engine Company,                         Total Preferred Stock
                 Inc., 6.45%, 3/1/05             461,109        (cost $1,181,428)                                1,309,919
   500,000      General Motors Acceptance                                                                       ----------
                Corp., 7.75%, 1/19/10            514,149
 1,000,000      Georgia Pacific Corp., 8.13%,                   SHORT-TERM HOLDINGS (19.2)%
                 5/15/11                         977,793
   500,000      Ford Motor Credit Co., 7.88%,                   CASH MANAGEMENT ACCOUNTS (6.2%)
                 6/15/10                         502,966           749,799      Deutsche Cash Management
   500,000      Lehman Brothers Holdings,                                         Fund, 1.75%                      749,799
                 7.20%, 8/15/09                  515,065           194,123      Deutsche Money Market Fund,
   316,000      Leucadia Capital Trust I, 8.65%,                                  1.63%                            194,123
                 1/15/27                         248,065                                                        ----------
   288,000      Paine Webber Group, Inc.,                                                                          943,922
                 7.39%, 10/16/17                 296,551                                                        ----------
   316,000      Sears Roebuck Acceptance
                 Corp., 6.70%, 11/15/06          322,706            FACE
                                                --------           AMOUNT
Total Corporate Bonds & Notes                                     --------
  (cost $7,577,376)                            6,440,956
                                                                U.S. TREASURY BILLS (13.0%)
                                                                $1,000,000      U.S. Treasury Bills, 1.75% ^,
MUNICIPAL BONDS (17.0%)                                                           4/11/02                          999,533
 1,546,256      Coffee County, GA, Hospital                      1,000,000      U.S. Treasury Bills, 1.77% ^,
                  Authority RV, Taxable                                           4/18/02                          999,197
                  Anticipation Certificates,                                                                    ----------
                  Series B, 8.16%, 12/1/12*    1,536,732                                                         1,998,730
 1,044,769      Coffee County, GA, Hospital                                                                     ----------
                  Authority RV, Taxable                         Total Short-Term Holdings
                  Anticipation  Certificates,                     (cost $2,942,623)                              2,942,652
                  Series B, 7.71%,  12/1/12*   1,080,280        Total Investments (99.2%)
Total  Municipal  Bonds                                           (cost $16,478,083)                            15,249,369
  (cost  $2,758,689)                           2,617,012                                                        ----------
                                                                Other Assets & Liabilities, Net (0.8%)             121,173
U.S. TREASURY OBLIGATIONS (12.6%)                                                                               ----------
 2,000,000      U.S. Treasury Bonds,                            NET ASSETS (100.0%)                             15,370,542
                5.00%, 2/15/11                                                                                  ==========
                (cost $2,017,967)              1,938,830

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       6                             FORUM FUNDS

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002
--------------------------------------------------------------------------------

    FACE                  SECURITY                                  FACE                  SECURITY
   AMOUNT                DESCRIPTION             VALUE             AMOUNT                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------
MUNICIPAL BONDS (97.8%)                                         NEW JERSEY (4.1%)
ARIZONA (6.9%)                                                  $  770,000      Essex County, NJ, Improvement
$  500,000      Gila County, AZ, IDA, Cobre                                       Authority RV, Utilities System
                  Valley Community Hospital                                       East Orange Franchise, MBIA
                  RV, 6.00%, 12/1/20            $   505,985                       Insured, 6.00%, 7/1/18        $   828,774
   770,000      Phoenix, AZ, GO Bonds,                                                                          -----------
                  6.25%, 7/1/17                     883,860     NEW YORK (4.2%)
                                                -----------        770,000      New York, NY, IDA, Civic
                                                  1,389,845                       Facilities RV, USTA National
                                                -----------                       Tennis Center Project, FSA
ILLINOIS (1.4%)                                                                   Insured, 6.40%, 11/15/08          844,790
   270,000      Illinois Development Finance                                                                    -----------
                  Authority RV, Community                       OHIO (18.0%)
                  Rehabilitation Providers                         740,000      Hamilton, OH, One Renaissance
                  Facilities Acquisition Program,                                 Center, Series A, AMBAC
                  Series 92, 8.25%, 8/1/12          274,525                       Insured, 5.50%, 11/1/16           776,623
                                                -----------        300,000      Lebanon, OH, Electric RV,
INDIANA (0.4%)                                                                    AMBAC Insured, 5.50%,
    80,000      Indiana Health Facilities                                         12/1/17                           311,721
                  Financing Authority Hospital                     215,000      Montgomery County, OH, GO
                  RV, Community Hospital of                                       Bonds, 5.30%, 12/1/10             226,137
                  Indiana, Series A & B, MBIA                      615,000      Northwest, OH, GO Bonds,
                  Insured, 6.35%, 7/1/03             82,405                       FGIC Insured,  5.50%,
                                                -----------                       12/1/12                           662,041
KENTUCKY (7.9%)                                                                                                 -----------
 1,540,000      Carroll County, KY, PCR Bonds,                     385,000      Ohio State Air Quality
                  Kentucky Utilities Co. Project,                                 Development Authority,
                  Series A, 7.45%, 9/15/16        1,603,247                       PCR Bonds, Cleveland
                                                -----------                       Electric Co. Project, FGIC
LOUISIANA (11.3%)                                                                 Insured, 8.00%, 12/1/13           399,930
 1,000,000      Calcasieu Parish, LA, Industrial                   500,000      Ohio State  Building Authority,
                  Revenue Board, PCR Bonds,                                       Housing RV, Apartments
                  Occidental Petroleum Project,                                   Building Fund Project,
                  4.80%, 12/1/06                  1,025,210                       Series A, 5.50%, 4/1/16           520,345
 1,000,000      Louisiana Public Facilities                        385,000      Ohio State Turnpike Community,
                  Authority RV, Extended Care                                     RV, Series A, 5.50%,
                  Facilities Authority Comm-Care                                  2/15/24                           403,318
                  Corp., 11.00%, 2/1/14           1,252,550        185,000      Shelby County, OH, Hospital
                                                -----------                       Facilities RV, Wilson
                                                  2,277,760                       Memorial Hospital, ETM USG,
                                                -----------                       6.40%, 12/1/03                    192,211
MINNESOTA (4.4%)                                                   150,000      Washington County, OH, Hospital
 1,000,000      International Falls, MN, PCR,                                     RV, Shelby General Hospital,
                  5.50%, 4/1/23                     886,280                       6.88%, 7/1/03                     152,576
                                                -----------                                                     -----------
MISSOURI (3.6%)                                                                                                   3,644,902
   770,000      Kansas City, MO, IDA RV,                                                                        -----------
                  Owens-Illinois, PJ-Conv,
                  4.90%, 12/31/08                   726,718
                                                -----------
NEW HAMPSHIRE (0.6%)
   100,000      New Hampshire State Turnpike
                  System RV, Series A, FGIC
                  Insured,  6.75%, 11/1/11          112,869
                                                -----------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       7                             FORUM FUNDS

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
--------------------------------------------------------------------------------

    FACE                  SECURITY                                  FACE                  SECURITY
   AMOUNT                DESCRIPTION             VALUE             AMOUNT                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------
OKLAHOMA (1.0%)                                                 VIRGIN ISLANDS (4.6%)
$  195,000      Claremore, OK, Public Works                     $  900,000      Virgin Islands, PFA, Housing
                  Authority Capital                                               RV, Series D, 6.00%,
                  Improvement RV, MBIA                                            10/01/05                      $   940,833
                  Insured, 5.00%, 6/1/05        $   203,995                                                     -----------
                                                -----------     VIRGINIA (2.6%)
                                                                   500,000      Newport News, VA, GO Bonds,
PENNSYLVANIA (5.3%)                                                               Series A, MBIA Insured,
   120,000      Allegheny County, PA, Hospital                                    5.70%, 7/1/16                     524,505
                  Development Authority,                                                                        -----------
                  Health Care RV, Allegheny
                  Valley School Project, 7.25%,                 WASHINGTON (6.1%)
                  2/1/03                            119,420        590,000      Pierce County, WA, HFA RV,
   200,000      Allegheny County, PA, Hospital                                    Pooled, 6.00%, 12/1/28            534,192
                  Development Authority,                           760,000      Vancouver, WA, HFA RV,
                  Health Care RV, Ohio Valley                                     Springbrook Square, Series
                  General Hospital, 5.88%,                                        B, 6.00%, 3/1/31                  700,507
                  4/1/11                            197,322                                                     -----------
   385,000      Bucks County, PA, IDA RV,                                                                         1,234,699
                  Personal Care, ETM USG,                                                                       -----------
                  Series A, 10.00%, 5/15/19         596,673
                                                -----------     WEST VIRGINIA (5.1%)
   150,000      Horizon Hospital System                          1,000,000      Monongalia County, WV, PCR
                  Authority, PA, Health Care RV,                                  RV, Potomac Edison Co.
                  Horizon Hospital System, Inc.                                   Fort Martin, Series B, 5.95%,
                  Project, 6.35%, 5/15/16           151,142                       4/1/13                          1,042,040
                                                -----------                                                     -----------
                                                  1,064,557     Total Municipal Bonds
                                                -----------       (cost $19,722,970)                             19,775,157

PUERTO RICO (10.3%)                                                SHARES
 1,000,000      Puerto Rico, GO Bonds, Series                     --------
                  A, MBIA Insured, 5.50%,
                  7/1/16                          1,056,221     SHARES SHORT-TERM HOLDINGS (1.2%)
   250,000      Puerto Rico, GO Bonds, Series                       36,758      Deutsche Tax Free Money
                  A, MBIA Insured, 5.50%,                                         Fund, 0.76%                        36,758
                  7/1/21                            264,525        201,846      Dreyfus Municipal Cash
   475,000      Puerto Rico, Electric Power                                       Management Plus Fund,
                  Authority RV, Series U,                                         1.41%                             201,846
                  MBIA-IBC-BNY Insured,                                                                         -----------
                  6.00%, 7/1/14                     507,229     Total Short-Term Holdings
   250,000      Puerto Rico, Electric Power                       (cost $238,604)                                   238,604
                  Authority RV, Series U,                                                                       -----------
                  6.00%, 7/1/14                     264,438     Total Investments (99.0%)
                                                -----------       (cost $19,961,574)                             20,013,761
                                                  2,092,413                                                     -----------
                                                -----------     Other Assets & Liabilities, Net (1.0%)              201,900
                                                                                                                -----------
                                                                NET ASSETS (100.0%)                             $20,215,661
                                                                                                                ===========


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       8                             FORUM FUNDS

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002
--------------------------------------------------------------------------------

    FACE                  SECURITY                                  FACE                  SECURITY
   AMOUNT                DESCRIPTION             VALUE             AMOUNT                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------
MUNICIPAL BONDS (92.1%)                                         GENERAL OBLIGATION - LOCAL CONTINUED
GENERAL OBLIGATION - BOND BANK (6.8%)                           $   25,000      Bucksport, ME, GO Bonds,
                MAINE MUNICIPAL BOND BANK                                         7.15%, 4/1/07                 $    28,197
$   20,000      Series A, 5.00%, 11/1/04        $    20,813        250,000      Cape Elizabeth, ME, GO Bonds,
    20,000      Series B, 5.40%, 11/1/02             20,404                       5.75%, 10/15/09                   270,918
 1,000,000      Series B, 5.50%, 11/1/21          1,022,760        100,000      Cape Elizabeth, ME, GO Bonds,
 1,000,000      Series D, MBIA Insured,                                           5.90%, 10/15/12                   108,732
                  5.63%, 11/1/16                  1,052,950         25,000      Cape Elizabeth, ME, GO Bonds,
    90,000      Series E, AMBAC Insured,                                          5.90%, 10/15/14                    27,183
                  5.70%, 11/1/11                     94,784        250,000      Cumberland County, ME, GO Bonds,
   100,000      Series 92B, 6.65%, 11/1/07          104,785                       5.25%, 2/1/07                     257,372
    85,000      Series 92B, 6.75%, 11/1/12           89,116         25,000      Ellsworth, ME, GO Bonds,
   150,000      Series 92E, 5.80%, 11/1/04          156,205                       7.20%, 7/1/08                      29,000
    20,000      Sewer & Water RV, SRF                              250,000      Freeport, ME, GO Bonds,
                  Program, Series B, 4.75%,                                       7.25%, 9/1/04                     274,098
                  11/1/03                            20,663         20,000      Freeport, ME, GO Bonds,
                                                -----------                       7.25%, 9/1/10                      24,030
                                                  2,582,480         40,000      Old Orchard Beach, ME, GO
                                                -----------                       Bonds, MBIA Insured, 6.40%,
                                                                                  9/1/04                             41,970
GENERAL OBLIGATION - LOCAL (11.9%)                                 215,000      Old Orchard Beach, ME, GO
    60,000      Bangor, ME, GO Bonds, 5.50%,                                      Bonds, MBIA Insured, 6.60%,
                  9/1/04                             63,478                       9/1/06                            225,769
   175,000      Bar Harbor, ME, GO Bonds,                           50,000      Old Orchard Beach, ME, GO
                  6.20%, 6/1/05                     188,858                       Bonds, MBIA Insured, 6.65%,
    75,000      Bar Harbor, ME, GO Bonds,                                         9/1/07                             52,515
                  6.45%, 6/1/09                      84,646         70,000      Old Orchard Beach, ME, GO
    25,000      Bath, ME, GO Bonds, 5.63%,                                        Bonds, MBIA Insured, 6.65%,
                  3/1/09                             26,423                       9/1/08                             73,521
    30,000      Bath, ME, GO Bonds, 7.45%,                          35,000      Old Orchard Beach, ME, GO
                  12/1/07                            34,931                       Bonds, MBIA Insured, 6.65%,
    20,000      Bath, ME, GO Bonds, 7.50%,                                        9/1/10                             36,761
                  12/1/08                            23,786        500,000      Portland, ME, GO Bonds, 6.20%,
    25,000      Blue Hill, ME, GO Bonds, 7.30%,                                   4/1/05                            540,430
                  7/1/06                             28,214         50,000      Portland, ME, GO Bonds,
    50,000      Brewer, ME, GO Bonds, Series                                      12.60%, 11/1/05                    64,895
                  A, 6.10%, 1/1/03                   51,412        100,000      Portland, ME, GO Bonds, 7.25%,
    50,000      Brewer, ME, GO Bonds, Series                                      12/1/05                           112,831
                  A, 6.10%, 1/1/04                   51,976        790,000      Portland, ME, GO Bonds, 5.30%,
    50,000      Brewer, ME, GO Bonds, Series                                      6/1/13                            816,078
                  A, 6.10%, 1/1/05                   51,760         25,000      Portland, ME, GO Bonds, 6.50%,
    50,000      Brewer, ME, GO Bonds, Series                                      4/1/14                             27,197
                  A, 6.20%, 1/1/06                   51,673
    50,000      Brunswick, ME, Tax Increment
                  GO Bonds, BTI Project,
                  5.50%, 11/1/08                     52,312


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       9                             FORUM FUNDS

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
--------------------------------------------------------------------------------

    FACE                  SECURITY                                  FACE                  SECURITY
   AMOUNT                DESCRIPTION             VALUE             AMOUNT                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------
GENERAL OBLIGATION - LOCAL, CONTINUED                           REVENUE - GUAM, CONTINUED
$  150,000      South Portland, ME, GO Bonds,                   $   10,000      Guam Housing Corp., SFMR
                  5.80%, 9/1/08                 $   164,759                       Mortgage Guaranteed,
    40,000      South Portland, ME, GO Bonds,                                     Series A, COLL FHLMC,
                  5.80%, 9/1/11                      43,844                       5.75%, 9/1/31                 $    10,000
    25,000      Westbrook, ME, GO Bonds,                         1,875,000      Guam Power Authority RV,
                  6.75%, 11/15/04                    27,292                       Series A, AMBAC Insured,
    75,000      Windham, ME, GO Bonds,                                            COLL USG, P/R 10/1/02 @
                  0.05%, 6/15/08                     56,207                       102, 6.30%, 10/1/12             1,955,100
   130,000      Winslow, ME, GO Bonds, Crowe                                                                    -----------
                  Rope Industries Project,                                                                        2,850,921
                  Series A, 5.50%, 3/1/07           136,412                                                     -----------
    25,000      Winthrop, ME, GO Bonds,                         REVENUE - HEALTH & EDUCATION (7.7%)
                  5.10%, 8/1/04                      26,124         25,000      Maine Educational Loan
    25,000      Winthrop, ME, GO Bonds,                                           Authority, Educational Loan
                  5.20%, 8/1/05                      26,294                       RV, Supplemental Education
    25,000      Winthrop, ME, GO Bonds,                                           Loan Program, Series 92 A-1,
                  5.30%, 8/1/06                      26,443                       6.80%, 12/1/07                     25,772
    25,000      Winthrop, ME, GO Bonds,                             50,000      Maine Educational Loan
                  5.40%, 8/1/07                      26,515                       Authority, Educational Loan
   250,000      Yarmouth, ME, GO Bonds,                                           RV, Supplemental Education
                  AMBAC Insured, 5.25%,                                           Loan Program, Series 92 A-1,
                  11/15/09                          265,882                       7.00%, 12/1/16                     51,419
                                                -----------         10,000      Maine Educational Loan
                                                  4,520,738                       Authority, Educational Loan
                                                -----------                       RV, Supplemental Education
GENERAL OBLIGATION - STATE (0.8%)                                                 Loan Program, Series 92 A-2,
    90,000      Maine, GO Bonds, 6.40%,                                           7.15%, 12/1/16                     10,290
                  7/1/02                             91,040         20,000      Maine Educational Loan
    25,000      Maine, GO Bonds, 7.50%,                                           Marketing Corp., Student Loan
                  12/15/02                           25,965                       RV, 6.90%, 11/1/03                 20,552
   100,000      Maine, GO Bonds, 6.50%,                             25,000      Maine Educational Loan
                  7/1/03                            104,913                       Marketing Corp., Student
   100,000      Maine, GO Bonds, Highway                                          Loan RV, Series A, 6.35%,
                  Improvements, 8.00%,                                            5/1/05                             25,295
                  5/1/02                            100,549        195,000      Maine HEHFA RV, Maine
                                                -----------                       Medical Center Project, ETM
                                                    322,467                       USG, 6.00%, 10/1/13               216,345
                                                -----------         35,000      Maine HEHFA RV, Maine
REVENUE - GUAM (7.5%)                                                             Medical Center Project,
   865,000      Guam, Government LO Highway                                       Series C, FSA Insured,
                  Transportation RV, Series A,                                    5.00%, 11/15/13                    35,154
                  FSA Insured, P/R 5/1/02 @                         50,000      Maine HEHFA RV, Series A, P/R
                  102, 6.25%, 5/1/07                885,821                       7/1/02 @ 102, 6.10%,
                                                                                  7/1/03                             51,551


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       10                            FORUM FUNDS

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
--------------------------------------------------------------------------------

    FACE                  SECURITY                                  FACE                  SECURITY
   AMOUNT                DESCRIPTION             VALUE             AMOUNT                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------
REVENUE - HEALTH &  EDUCATION, CONTINUED                        REVENUE - INDUSTRIAL (8.6%)
$   25,000      Maine HEHFA RV, Series A,                       $  250,000      Baileyville, ME, PCR, Georgia
                  5.25%, 7/1/11                 $    26,060                       Pacific Corp. Project, 4.75%,
   175,000      Maine HEHFA RV, Series A,                                         6/1/05                        $   247,305
                  FSA Insured, 5.60%,                               15,000      Bath, ME, Sewer Improvements
                  7/1/07                            187,248                       RV, 7.40%, 12/1/06                 17,233
   550,000      Maine HEHFA RV, Series A,                           50,000      Bucksport, ME, Solid Waste
                  FSA Insured, 5.25%,                                             Disposal RV, Champion
                  7/1/10                            575,944                       International Corp. Project,
   450,000      Maine HEHFA RV, Series B,                                         remarketed 5/1/93, 6.25%,
                  FSA Insured, 5.55%,                                             5/1/10                             51,494
                  7/1/08                            472,482        530,000      East Millinocket, ME, PCR
   510,000      Maine HEHFA RV, Series D,                                         Bonds, Great Northern
                  FSA Insured, 5.30%,                                             Nekoosa Corp. Project, ETM
                  7/1/07                            531,389                       USG, 6.70%, 6/1/04                562,876
     5,000      Maine HEHFA RV, Southern                            50,000      Jay, ME, PCR Bonds,
                  Maine Medical Center,                                           International Paper Co.
                  AMBAC Insured, 7.20%,                                           Project, Series A, 5.63%,
                  5/1/06                              5,023                       11/15/06                           51,424
     5,000      Maine HEHFA RV, Southern                           500,000      Kennebec, ME, Water District
                  Maine Medical Center,                                           RV, FSA Insured, 5.13%,
                  AMBAC  Insured, 7.30%,                                          12/1/21                           494,465
                  5/1/14                              5,023         15,000      Kennebunk, ME, Sewer District
   100,000      Maine HEHFA RV, U/R Balance,                                      RV, 7.10%, 1/1/06                  16,680
                  Series A, P/R 7/1/02 @ 102,                      250,000      Maine Governmental Facilities
                  6.10%, 7/1/03                     102,947                       Authority, Lease Rent RV,
   595,000      Maine Veterans' Homes                                             FSA Insured, 5.75%, 10/1/07       269,898
                  Revenue Bonds,  6.80%,                         1,465,000      Skowhegan, ME, PCR Bonds,
                  10/1/05                           595,910                       Scott Paper Co. Project,
                                                -----------                       5.90%, 11/1/13                  1,541,561
                                                  2,938,404                                                     -----------
                                                -----------                                                       3,252,936
REVENUE - HOUSING  (0.9%)                                                                                       -----------
    85,000      Maine HSG AUTH RV, Mortgage                     REVENUE - PUERTO RICO (24.3%)
                  Purchase, Series 90 A-5,                         400,000      Puerto Rico, GO Bonds, 5.25%,
                  remarketed 5/13/93, 6.20%,                                      7/1/18                            406,764
                  11/15/16                           87,294      1,125,000      Puerto Rico, GO Bonds, MBIA
   185,000      Maine HSG AUTH RV, Mortgage                                       Insured, 5.75%, 7/1/10          1,243,474
                  Purchase, Series 92 C, 6.55%,                    300,000      Puerto Rico, GO Bonds, Series
                  11/15/12                          189,029                       A, MBIA Insured, 5.50%,
    50,000      Maine HSG AUTH RV, Mortgage                                       7/1/16                            316,866
                  Purchase, Series 93 A-1,                         750,000      Puerto Rico, GO Bonds, Series
                  5.05%, 11/15/06                    51,425                       A, MBIA Insured, 5.50%,
                                                -----------                       7/1/21                            793,575
                                                    327,748
                                                -----------


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       11                            FORUM FUNDS

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
--------------------------------------------------------------------------------

    FACE                  SECURITY                                  FACE                  SECURITY
   AMOUNT                DESCRIPTION             VALUE             AMOUNT                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------
REVENUE - PUERTO RICO, CONTINUED                                REVENUE - VIRGIN ISLANDS (18.2%)
$  500,000      Puerto Rico, GO Bonds, Series                   $   60,000      Virgin Islands, HFA, SFM RV,
                  B, MBIA Insured, 5.75%,                                         GNMA Mortgage Backed
                  7/1/07                        $   544,180                       Securities, Series A, GNMA
 1,200,000      Puerto Rico, Housing Bank &                                       COLL, 6.00%, 3/1/07           $    62,729
                  Finance Agency, SFM RV,                        1,080,000      Virgin Islands, PFA, Economic
                  FHA Insured, 8.50%,                                             RV, ETM COLL USG, Citibank
                  12/1/18                         1,238,700                       N.A., LOC, 7.30%, 10/1/18       1,333,768
   500,000      Puerto Rico, Public Buildings                    1,205,000      Virgin Islands, PFA, Tax RV,
                  Authority, Public Education                                     Senior Lien, IBC Insured,
                  and Health Facilities RV,                                       5.50%, 10/1/22                  1,220,918
                  5.70%, 7/1/16                     518,465        500,000      Virgin Islands, PFA RV, Gross
 2,960,000      Puerto Rico, Public Finance                                       Receipts Taxes Lien, Series A,
                  Corp., Commonwealth                                             5.63%, 10/1/10                    514,080
                  Appropriations RV, Series                      1,000,000      Virgin Islands, PFA RV, Senior
                  A, AMBAC Insured, 5.38%,                                        Lien, Series C, 5.50%,
                  6/1/18                          3,130,881                       10/1/08                         1,054,430
 1,000,000      Puerto Rico, University of                         230,000      Virgin Islands, PFA RV,
                  Puerto Rico RV, Series M,                                       Subordinate Lien, Series D,
                  MBIA Insured, 5.50%,                                            6.00%, 10/1/05                    240,435
                  6/1/15                          1,037,560      1,500,000      Virgin Islands, Water & Power
                                                -----------                       Authority, Electric System
                                                  9,230,465                       RV, ACA-CBI MBIA-IBC
                                                -----------                       Insured, 5.30%, 7/1/21          1,518,585
                                                                   240,000      Virgin Islands, Water & Power
REVENUE - TRANSPORTATION (5.4%)                                                   Authority, Electric System
    25,000      Bangor, ME, Bangor                                                RV, 5.25%, 7/1/08                 247,790
                  International Airport Project                    715,000      Virgin Islands, Water & Power
                  RV, 5.85%, 10/1/02                 25,363                       Authority, Power RV, 5.25%,
   150,000      Bangor, ME, Bangor                                                7/1/06                            745,223
                  International Airport Project                                                                 -----------
                  RV, 6.00%, 10/1/03                154,601                                                       6,937,958
   100,000      Bangor, ME, Bangor                                                                              -----------
                  International Airport Project                 Total Municipal Bonds
                  RV, 6.10%, 10/1/04                102,874       (cost $34,173,759)                             35,040,698
   250,000      Bangor, ME, Bangor                                                                              -----------
                  International Airport Project                    SHARES
                  RV, 6.35%, 10/1/07                256,263       --------
   750,000      Maine State Turnpike Authority                  SHORT-TERM HOLDINGS (6.0%)
                  RV, FGIC Insured, 5.75%,                         353,580      Deutsche Tax Free Money Fund,
                  7/1/28                            778,988                       0.76%                             353,580
   700,000      Maine State Turnpike Authority                   1,923,661      Dreyfus Municipal Cash
                  RV, MBIA Insured, 6.00%,                                        Management Plus Fund,
                  7/1/14                            758,492                       1.41%                           1,923,661
                                                -----------                                                     -----------
                                                  2,076,581     Total Short-Term Holdings
                                                -----------       (cost $2,277,241)                               2,277,241
                                                                                                                -----------
                                                                Total Investments (98.1%)
                                                                  (cost $36,451,000)                             37,317,939
                                                                                                                -----------
                                                                Other Assets & Liabilities, Net (1.9%)              714,941
                                                                                                                -----------
                                                                NET ASSETS (100.0%)                             $38,032,880
                                                                                                                ===========


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       12                            FORUM FUNDS

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002
--------------------------------------------------------------------------------

    FACE                  SECURITY                                  FACE                  SECURITY
   AMOUNT                DESCRIPTION             VALUE             AMOUNT                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------
MUNICIPAL BONDS (97.0%)                                         GENERAL OBLIGATION - LOCAL CONTINUED
GENERAL OBLIGATION - BOND BANK (3.3%)                           $  100,000      Goffstown, NH, SD, GO Bonds,
                NEW HAMPSHIRE MUNICIPAL BOND BANK                                 AMBAC Insured, 5.25%,
$    5,000      Pinkerton Academy Project,                                        8/15/11                       $   102,433
                  AMBAC Insured, 5.25%,                             60,000      Gorham, NH, GO Bonds, FSA
                  6/1/07                        $     5,157                       Insured, 4.80%, 4/1/13             60,371
    50,000      Series A, 5.15%, 11/1/08             51,721         65,000      Gorham, NH, GO Bonds, FSA
    10,000      Series 92 D, State Guaranteed,                                    Insured, 4.85%, 4/1/14             65,061
                  6.00%, 1/15/11                     10,503         45,000      Keene, NH, GO Bonds, 5.15%,
    50,000      Series 92 H, 6.35%, 7/15/06          51,601                       10/15/11                           46,868
   175,000      Series 92 H, 6.50%, 7/15/08         180,681         25,000      Lisbon, NH, Regional SD, GO
    85,000      Series 94 C, State Guaranteed,                                    Bonds, 5.60%, 2/1/10               25,759
                5.80%, 8/15/08                       91,436         50,000      Londonderry, NH, GO Bonds,
                                                -----------                       5.40%, 1/15/14                     50,879
                                                    391,099        200,000      Manchester, NH, GO Bonds,
                                                -----------                       Series A, 5.50%, 6/1/19           206,750
GENERAL OBLIGATION - LOCAL (21.5%)                                  15,000      Manchester, NH, GO Bonds,
   155,000      Bedford, NH, GO Bonds, 6.70%,                                     Series 93 A, 5.00%, 7/1/04         15,768
                  8/1/12                            157,610        250,000      Manchester,  NH, GO Bonds,
   225,000      Belknap County, NH, GO Bonds,                                     Series 93 A, 5.30%, 7/1/07        263,728
                  MBIA Insured, 5.20%,                              15,000      Mascenic, NH, Regional SD #1,
                  6/15/13                           232,286                       GO Bonds, Lot C, AMBAC
    50,000      Concord, NH, GO Bonds, FGIC                                       Insured, 7.20%, 12/15/07           17,251
                  Insured, P/R 10/15/04 @ 102,                      20,000      Nashua, NH, GO Bonds,
                  6.05%, 10/15/08                    54,587                       5.70%, 7/15/07                     20,629
   100,000      Concord, NH, GO Bonds, MBIA                         35,000      Nashua, NH, GO Bonds, FGIC
                  Insured, 5.00%, 1/15/09           102,440                       Insured, 5.25%, 11/1/09            36,577
   100,000      Concord, NH, SD, GO Bonds,                          50,000      Oyster River, NH, Cooperative
                  FSA Insured, 4.70%,                                             SD State Guaranteed, GO
                  10/15/07                          102,679                       Bonds, Lot A, 5.75%,
   100,000      Concord, NH, SD, GO Bonds,                                        6/15/07                            52,618
                  FSA Insured, 5.00%,                              100,000      Oyster River, NH, Cooperative
                  10/15/10                          102,756                       SD State Guaranteed, GO
    50,000      Exeter, NH, GO Bonds, 5.10%,                                      Bonds, Lot A, 5.85%,
                  6/15/05                            52,323                       6/15/08                           105,216
    25,000      Exeter, NH, GO Bonds, 5.30%,                        30,000      Salem, NH, GO Bonds, MBIA
                  6/15/08                            26,426                       Insured, 6.45%, 3/1/04             30,382
   140,000      Exeter, NH, GO Bonds, Sewer                        400,000      Stratham, NH, SD, GO Bonds,
                  Improvements, 6.25%,                                            AMBAC Insured, 5.10%,
                  1/15/07                           143,269                       1/15/08                           418,432
    50,000      Franklin, NH, GO Bonds, MBIA                                                                    -----------
                  Insured, 5.20%, 10/1/07            51,707                                                       2,544,805
                                                                                                                -----------


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       13                            FORUM FUNDS

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
--------------------------------------------------------------------------------

    FACE                  SECURITY                                  FACE                  SECURITY
   AMOUNT                DESCRIPTION             VALUE             AMOUNT                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------
GENERAL OBLIGATION _ PUERTO RICO (8.9%)                         REVENUE - HEALTH & EDUCATION CONTINUED
$1,000,000      Puerto Rico Commonwealth,                       $  120,000      New Hampshire, HEFA RV,
                  GO Bonds, Series A, MBIA                                        Exeter Hospital/Healthcare
                  Insured, 5.50%, 7/1/16        $ 1,056,220                       Inc., 5.50%, 10/1/15          $   118,147
                                                -----------         20,000      New Hampshire, HEFA RV,
                                                                                  Exeter Hospital/Healthcare
GENERAL OBLIGATION - STATE (8.6%)                                                 Inc., 5.63%, 10/1/16               19,785
    10,000      New Hampshire State, GO                             30,000      New Hampshire, HEFA RV,
                  Bonds, 6.00%, 9/1/05               10,776                       University System of New
 1,000,000      New Hampshire State, GO                                           Hampshire RV, Series 92,
                  Bonds, Capital Improvement,                                     MBIA Insured, 6.00%,
                  Series A, 5.13%, 10/1/17        1,005,540                       7/1/07                             30,922
                                                -----------         35,000      New Hampshire, HEHFA RV,
                                                  1,016,316                       Elliot Hospital of Manchester,
                                                -----------                       6.50%, 10/1/11                     35,826
                                                                   460,000      New Hampshire, HEHFA RV,
REVENUE - GUAM (0.3%)                                                             Elliot Hospital of Manchester,
    10,000      Guam Housing Corp., SFM RV,                                       6.25%, 10/1/21                    470,230
                  Series A, COLL FHLMC,                             50,000      New Hampshire, HEHFA RV,
                  5.75%, 9/1/31                      10,000                       Exeter Hospital/Healthcare Inc.,
    20,000      Guam Power Authority RV,                                          6.00%, 10/1/13                     52,021
                  Series A, AMBAC Insured,                          90,000      New Hampshire, HEHFA RV,
                  COLL USG, P/R 10/1/02 @                                         Franklin Pierce College, 6.00%,
                  102, 6.30%, 10/1/12                20,854                       10/1/13                            87,705
                                                -----------         90,000      New Hampshire, HEHFA RV,
                                                     30,854                       Franklin Pierce College,
                                                -----------                       Series 94, 5.50%, 10/1/04          92,143
                                                                     5,000      New Hampshire, HEHFA RV,
REVENUE - HEALTH & EDUCATION (26.2%)                                              Hitchcock Clinic Issue, MBIA
    25,000      Hudson, NH, SD, Educational                                       Insured, 6.00%, 7/1/15              5,395
                  Facilities RV, Lot B, 7.30%,                     945,000      New Hampshire, HEHFA RV,
                  12/15/06                           28,548                       Kendal at Hanover Issue,
    20,000      Hudson, NH, SD, Educational                                       Bank of Ireland, LOC, 5.80%,
                  Facilities RV, Lot B, 7.30%,                                    10/1/12                           947,117
                  12/15/08                           23,477         85,000      New Hampshire, HEHFA RV,
    50,000      New Hampshire, HEFA RV,                                           Lakes Region Hospital
                  Concord Hospital Issue,                                         Association, 5.75%, 1/1/11         87,200
                  AMBAC Insured, 5.40%,                             50,000      New Hampshire, HEHFA RV,
                  10/1/06                            52,756                       Nashua Memorial Hospital,
   200,000      New Hampshire, HEFA RV,                                           5.50%, 10/1/02                     50,649
                  Exeter Hospital/Healthcare                       400,000      New Hampshire, HEHFA RV,
                  Inc., 5.10%, 10/1/10              198,164                       River Woods at Exeter,
    60,000      New Hampshire, HEFA RV,                                           9.00%, 3/1/23                     434,656
                  Exeter Hospital/Healthcare
                  Inc., 5.20%, 10/1/11               59,357


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       14                            FORUM FUNDS

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
--------------------------------------------------------------------------------

    FACE                  SECURITY                                  FACE                  SECURITY
   AMOUNT                DESCRIPTION             VALUE             AMOUNT                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------
REVENUE - HEALTH & EDUCATION, CONTINUED                         REVENUE - TRANSPORTATION CONTINUED
$  125,000      New Hampshire, HEHFA RV,                        $  495,000      New Hampshire State Turnpike
                  Rivier College, 6.90%,                                          System RV, Series A, FGIC
                  1/1/13                        $   131,816                       Insured, 7.00%, 11/1/06       $   547,524
   175,000      New Hampshire, HEHFA RV,                         1,075,000      New Hampshire State Turnpike
                  Wentworth-Douglass                                              System RV, Series A, FGIC
                  Hospital, 5.40%, 1/1/07           181,598                       Insured, 6.75%, 11/1/11         1,213,342
                                                -----------                                                     -----------
                                                  3,107,512                                                       1,988,874
                                                -----------                                                     -----------
REVENUE - HOUSING (7.8%)                                        REVENUE - VIRGIN ISLANDS (0.7%)
    65,000      New Hampshire, State HFA,                           10,000      Virgin Islands, HFA, SFM RV,
                  SFM RV, Series A, 5.25%,                                        GNMA Mortgage Backed
                  1/1/07                             66,429                       Securities, Series A,
    80,000      New Hampshire, State HFA,                                         GNMA COLL, 6.00%, 3/1/07           10,455
                  SFM RV, Series B, 5.90%,                          10,000      Virgin Islands, PFA, Housing RV,
                  1/1/07                             81,249                       Series D, 6.00%, 10/1/05           10,454
    60,000      New Hampshire, State HFA,                           15,000      Virgin Islands, PFA, Tax RV,
                  SFM RV, Series B, 6.00%,                                        Senior Lien, IBC Insured,
                  1/1/08                             60,838                       5.50%, 10/1/22                     15,198
    80,000      New Hampshire, State HFA,                           10,000      Virgin Islands, Water & Power
                  SFM RV, Series B, 6.00%,                                        Authority, Electric System RV,
                  7/1/08                             81,198                       5.25%, 7/1/08                      10,325
   415,000      New Hampshire, State HFA,                           35,000      Virgin Islands, Water & Power
                  Series B, FHA/VA Insured,                                       Authority, Power RV, 5.25%,
                  5.60%, 1/1/06                     429,757                       7/1/06                             36,479
   125,000      New Hampshire, State HFA,                                                                       -----------
                  Series SB, 4.85%, 1/1/05          124,876                                                          82,911
    90,000      New Hampshire, State HFA,                                                                       -----------
                  Series SB, 4.95%, 1/1/06           89,789     Total Municipal Bonds
                                                -----------       (cost $11,372,740)                             11,493,508
                                                    934,136                                                     -----------
                                                -----------        SHARES
REVENUE - PUERTO RICO (2.9%)                                      --------
   295,000      Puerto Rico, Electric Power                     SHORT-TERM  HOLDINGS (1.4%)
                  Authority, Power RV, Series U,                    71,853      Deutsche Tax Free Money Fund,
                  MBIA Insured, 6.00%, 7/1/14       315,016                       0.76%                              71,853
    25,000      Puerto Rico, Infrastructure                         88,563      Dreyfus Municipal Cash
                  Financing Authority RV, U/R,                                    Management Plus Fund, 1.41%        88,563
                  Series A, 7.75%, 7/1/08            25,765                                                     -----------
                                                -----------     Total Short-Term Holdings
                                                    340,781       (cost $160,416)                                   160,416
                                                -----------                                                     -----------
REVENUE - TRANSPORTATION (16.8%)                                Total Investments (98.4%)
   225,000      Manchester, NH, General                           (cost $11,533,156)                             11,653,924
                  Airport RV, Series B, MBIA                                                                    -----------
                  Insured, 5.00%, 1/1/09            228,008     Other Assets & Liabilities, Net (1.6%)              189,041
                                                -----------                                                     -----------
                                                                NET ASSETS (100.0%)                             $11,842,965
                                                                                                                ===========


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       15                            FORUM FUNDS

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002
--------------------------------------------------------------------------------

                          SECURITY                                                        SECURITY
   SHARES                DESCRIPTION             VALUE             SHARES                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------
COMMON STOCK (64.7%)                                            FINANCIAL, CONTINUED
COMMUNICATIONS (1.8%)                                               12,700      Washington Mutual, Inc.         $   420,751
     4,900      Verizon Communications, Inc.    $   223,685                                                     -----------
    17,800      WorldCom, Inc. WorldCom                                                                           1,515,140
                  Group +                           119,972                                                     -----------
                                                -----------     HEALTH CARE (4.6%)
                                                    343,657         10,400      Bristol-Myers Squibb Co.            421,096
                                                -----------          8,000      Merck & Co., Inc.                   460,640
                                                                                                                -----------
CONSUMER CYCLICAL (8.1%)                                                                                            881,736
     7,700      Brunswick Corp.                     210,364                                                     -----------
     4,000      Centex Corp.                        207,720       TECHNOLOGY (18.3%)
     8,500      Jones Apparel Group, Inc.+          297,075         28,800      AVX Corp                            603,072
    11,000      Philip Morris Cos., Inc.            579,370          6,100      CSG Systems International,
     4,865      Sears Roebuck & Co.                 249,429                       Inc.+                             173,667
                                                -----------          1,725      IBM Corp.                           179,400
                                                  1,543,958          4,000      NCR Corp.                           179,000
                                                -----------         28,900      Sybase, Inc.                        504,883
                                                                     7,800      Teleflex, Inc.                      426,426
CONSUMER STAPLES (3.1%)                                             27,500      Tellabs, Inc.                       287,925
    10,450      CVS Corp.                           358,749         20,015      Timken Co.                          462,146
     8,845      Supervalu, Inc.                     228,201         12,300      Tyco International Ltd              397,536
                                                -----------          4,050      United Technologies Corp            300,510
                                                    586,950                                                     -----------
                                                -----------                                                       3,514,565
                                                                                                                -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &                      TRANSPORTATION EQUIPMENT (4.8%)
COMPONENTS, EXCEPT COMPUTER EQUIPMENT (2.6%)                        16,015      Goodrich Corp.                      506,715
     8,850      Fairchild Semiconductor                              7,950       Textron,  Inc.                     406,245
                  Corp.+                            253,110                                                     -----------
     7,900      Intel Corp.                         240,239                                                         912,960
                                                -----------                                                     -----------
                                                    493,349    UTILITIES (4.7%)
                                                -----------         12,850      Teco Energy, Inc.                   367,896
                                                                    23,000      Williams Companies, Inc             541,880
ENERGY (8.8%)                                                                                                   -----------
     6,930      Apache Corp.                        394,178                                                         909,776
     4,275      ChevronTexaco Corp.                 385,904                                                     -----------
     7,800      Conoco, Inc.                        227,604    Total Common Stock
     6,500      ENSCO International, Inc.           195,910    (cost $11,130,430)                                12,395,287
    17,000      Marathon Oil Corp.                  489,600                                                     -----------
                                                -----------    REAL ESTATE INVESTMENT TRUST (8.3%)
                                                  1,693,196         16,000      Archstone Smith Trust               428,640
                                                -----------         14,200      Duke Realty Corp.                   369,200
                                                                     9,600      Equity Residential Properties
FINANCIAL (7.9%)                                                                  Trust                             275,904
     6,900      Citigroup, Inc.                     341,688         18,200      Highwoods Properties, Inc.          511,238
     3,700      Federal National Mortgage                                                                       -----------
                  Association                       295,556    Total Real Estate Investment Trust
                                                                 (cost $1,456,997)                                1,584,982
     6,625      FleetBoston Financial Corp.         231,875                                                     -----------
     3,485      Lehman Brothers Holdings,
                  Inc.                              225,270


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       16                            FORUM FUNDS

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002
--------------------------------------------------------------------------------

    FACE                  SECURITY                                  FACE                  SECURITY
   AMOUNT                DESCRIPTION             VALUE             AMOUNT                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.9%)                     GOVERNMENT AGENCY NOTES (1.6%)
FHLMC (3.9%)                                                   $   200,000      FHLB, 6.12%, 2/16/11            $   198,434
$  124,831      Series 1491 GB, 6.90%,                             100,000      FNMA, 5.63%, 5/14/04                103,326
                  11/15/21                      $   128,130                                                     -----------
   200,000      Series 1678 C, 6.00%,                          Total Government Agency Notes
                  8/15/08                           205,450      (cost $296,548)                                    301,760
   400,000      Series 1992-184 C, 7.00%,                                                                       -----------
                  10/25/21                          415,076    MORTGAGE BACKED SECURITIES (0.2%)
                                                -----------         43,597      GNMA, Pool 394795, 7.50%,
Total Collateralized Mortgage Obligations                                         10/15/10 (cost $44,472)            46,160
  (cost $720,969)                                   748,656                                                     -----------
                                                -----------    U.S. TREASURY OBLIGATIONS (0.9%)
                                                                   170,000      U.S. Treasury Bond, 3.00%,
CORPORATE BONDS & NOTES (16.9%)                                                   11/30/03 (cost $169,973)          168,791
   200,000      Associates Corp. of North                                                                       -----------
                  America, 6.10%, 1/15/05           205,517
   150,000      Bear Stearns Companies, Inc.,                      SHARES
                  6.63%, 1/15/04                    155,772       --------
   200,000      Boeing Capital Corp., 6.35%,                   SHORT-TERM HOLDINGS (3.5%)
                  6/15/03                           205,700    CASH MANAGEMENT ACCOUNTS (1.1%)
   300,000      Diageo Capital plc, 6.63%,                         208,405      Deutsche Cash Management
                  6/24/04                           314,305                       Fund, 1.75%                       208,405
   250,000      Dow Chemical Co., 5.97%,                            FACE
                  1/15/09                           240,813        AMOUNT
   300,000      Goldman Sachs Group, Inc.,                        --------
                  6.65%, 5/15/09                    301,191    U.S. TREASURY BILLS (2.4%)
   200,000      Ingersoll-Rand Co., 6.58%,                          75,000      U.S. Treasury Bills, 1.74%^,
                  12/5/05                           204,946                       7/11/02                            74,634
   200,000      J.P. Morgan Chase & Co.,                           400,000      U.S. Treasury Bills, 2.03%^,
                  6.25%, 1/15/06                    204,052                       9/5/02                            396,598
   200,000      New York Telephone Co., 6.00% ,                                                                 -----------
                  4/15/08                           198,054                                                         471,232
   177,000      Philip Morris Cos., Inc., 7.63%,                                                                -----------
                  5/15/02                           177,984    Total Short-Term Holdings
   300,000      Potomac Electric Power Co.,                      (cost $679,593)                                    679,637
                  5.63%, 10/15/03                   306,131                                                     -----------
   200,000      Sears Roebuck Acceptance                       Total Investments (100.0%)
                  Corp., 6.75%, 9/15/05             206,932     (cost $17,697,770 )                              19,168,376
   300,000      Sony Corp, 6.13%, 3/4/03            308,491                                                     -----------
   200,000      Wal-Mart Stores, Inc., 6.88%,                  Other Assets and Liabilities, Net (0.0%)               5,177
                  8/10/09                           213,215                                                     -----------
                                                -----------    NET ASSETS (100.0%)                              $19,173,553
Total Corporate Bonds & Notes                                                                                   ===========
  (cost $3,198,788)                               3,243,103
                                                -----------


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       17                            FORUM FUNDS

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002
--------------------------------------------------------------------------------

                          SECURITY                                                        SECURITY
   SHARES                DESCRIPTION             VALUE             SHARES                DESCRIPTION             VALUE
  --------              -------------           -------           --------              -------------           -------
COMMON STOCK (95.5%)                                           HEALTH CARE (13.7%)
COMMUNICATIONS (4.4%)                                               10,000      Bristol-Myers Squibb Co.        $   404,900
    15,000      Sprint Corp. (FON Group)        $   229,350          9,000      Johnson & Johnson                   584,550
     9,760      Verizon Communications, Inc.        445,544          9,000      Merck & Co., Inc.                   518,220
    15,000      WorldCom, Inc. WorldCom                              6,000      Procter & Gamble Co.                540,540
                  Group+                            101,100         12,000      Schering-Plough Corp.               375,600
                                                -----------                                                     -----------
                                                    775,994                                                       2,423,810
                                                -----------                                                     -----------
CONSUMER CYCLICAL (7.0%)                                       OIL & GAS EXTRACTION (2.4%)
    10,000      Federated Department Stores,                        10,000      Nabors Industries, Inc.+            422,500
                  Inc.+                             408,500                                                     -----------
    10,000      Jones Apparel Group, Inc.+          349,500    TECHNOLOGY (15.3%)
    12,000      TJX Companies, Inc.                 480,120         15,000      AVX Corp.                           314,100
                                                -----------          6,000      Microsoft Corp.+                    361,860
                                                  1,238,120         20,000      Sybase, Inc.+                       349,400
                                                -----------          7,000      Teleflex, Inc.                      382,690
CONSUMER STAPLES (8.4%)                                             15,000      Tellabs, Inc.+                      157,050
    12,000      CVS Corp.                           411,960         10,000      Timken Co.                          230,900
    30,000      Ruddick Corp                        499,200         10,000      Tyco International Ltd              323,200
     5,000      Safeway, Inc.                       225,100          8,000      United Technologies Corp.           593,600
    15,000      Walt Disney Co                      346,200                                                     -----------
                                                -----------                                                       2,712,800
                                                  1,482,460                                                     -----------
                                                -----------    TRANSPORTATION EQUIPMENT (1.8%)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &                           10,000      Goodrich Corp.                      316,400
COMPONENTS, EXCEPT COMPUTER EQUIPMENT (9.5%)                                                                    -----------
     8,000      Applied Materials, Inc.+            434,160    UTILITIES (4.4%)
    15,000      Fairchild Semiconductor                             15,000      Teco Energy, Inc.                   429,450
                  Corp.+                            429,000         15,000      Williams Companies, Inc             353,400
    14,000      Intel Corp                          425,740                                                     -----------
    12,000      Texas Instruments, Inc              397,200                                                         782,850
                                                -----------                                                     -----------
                                                  1,686,100    Total Common Stock
                                                -----------      (cost $12,999,673)                              16,910,719
ENERGY (9.8%)                                                                                                   -----------
     4,000      ChevronTexaco Corp                  361,080
    10,000      El Paso Corp.                       440,300    SHORT-TERM HOLDING (4.6%)
    10,000      Exxon Mobil Corp.                   438,300
     8,000      Phillips Petroleum Co.              502,400        808,396      Deutsche Cash Management
                                                -----------                       Fund, 1.75%
                                                  1,742,080                       (cost $808,396)                   808,396
                                                -----------                                                     -----------
FINANCIAL (18.8%)                                              Total Investments (100.1%)
    14,000      Citigroup, Inc.                     693,280    (cost $13,808,069)                                17,719,115
    11,844      FleetBoston Financial Corp          414,540                                                     -----------
    10,500      J.P. Morgan Chase & Co              374,325    Other Assets and Liabilities, Net (-0.1%)            (12,702)
    12,000      Merrill Lynch & Company, Inc.       664,560                                                     -----------
    10,000      North Fork Bancorp., Inc            355,600    NET ASSETS (100.0%)                              $17,706,413
    10,000      Washington Mutual, Inc.             331,300                                                     ===========
    10,000      Wells Fargo & Co.                   494,000
                                                -----------
                                                  3,327,605
                                                -----------


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       18                            FORUM FUNDS

--------------------------------------------------------------------------------


NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

+ Non-income producing securities.
^ Yield to maturity.
* Securities that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended ( the 1933 Act ) or securities offered pursuant to Section 4(2) of the 1933 Act.

ACA                    American Capital Assets
AMBAC                  American Municipal Bond Assurance Corporation
BNY                    Bank of New York
CBI                    Certificate of Bond Insurance
COLL                   Collateralized
ETM                    Escrowed to Maturity
FGIC                   Financial Guaranty Insurance Company
FHA                    Federal Housing Authority
FHLB                   Federal Home Loan Bank
FHLMC                  Federal Home Loan Mortgage Corporation
FNMA                   Federal National Mortgage Association
FSA                    Financial Security Assurance
GNMA                   Government National Mortgage Association
GO                     General Obligation
HEFA                   Health & Education Facilities Authority
HEHFA                  Higher Education & Health Facilities Authority
HFA                    Housing Finance Authority
HSG AUTH               State Housing Authority
IBC                    Insured Bond Certification
IDA                    Industrial Development Authority
LO                     Limited Obligation
LOC                    Letter of Credit
MBIA                   Municipal Bond Insurance Association
P/R                    Prerefunded
PCR                    Pollution Control Revenue
PFA                    Public Finance Authority
RV                     Revenue Bonds
SD                     School District
SFM                    Single Family Mortgage
SFMR                   Single Family Mortgage Revenue
SRF                    State Revolving Loan Fund
U/R                    Unrefunded
USG                    U.S. Government
USTA                   United States Tennis Association
VA                     Department of Veterans Affairs


See Notes to Financial Statements.     19                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                                                         MAINE
                                                                            INVESTORS     TAXSAVER      TAXSAVER
                                                                              BOND          BOND          BOND
                                                                              FUND          FUND          FUND
ASSETS
   Total investments, at value (Note 2)                                    $15,249,369  $20,013,761  $37,317,939
   (cost $16,478,083, $19,961,574 & $36,451,000, respectively)
   Receivables:
     Fund shares sold                                                            2,116            -      107,889
     Interest, dividends and other                                             190,045      347,935      701,548
     Prepaid expenses                                                            1,020        1,578        2,691
                                                                           -----------  -----------  -----------
Total Assets                                                                15,442,550   20,363,274   38,130,067
                                                                           -----------  -----------  -----------
LIABILITIES
   Payables:
     Dividends                                                                  42,886       41,224       48,888
     Fund shares redeemed                                                        2,026       75,000            -
   Accrued Liabilities:
     Investment advisory fees (Note 3)                                           1,778        4,909       13,993
     Administrator fees (Note 3)                                                 2,260        1,730        3,238
     Accountant fees (Note 3)                                                    2,900        2,900        2,900
     Custodian fees (Note 3)                                                       942          938        1,216
     Transfer agency fees (Note 3)                                               1,174        1,066        2,339
     Other                                                                      18,042       19,846       24,613
                                                                           -----------  -----------  -----------
Total Liabilities                                                               72,008       147,613      97,187
                                                                           -----------  -----------  -----------
NETASSETS                                                                  $15,370,542   $20,215,661 $38,032,880
                                                                           ===========  ============ ===========
COMPONENTS OF NET ASSETS
   Paid-in capital                                                         $17,618,309   $20,162,156 $37,192,172
   Undistributed (distributions in excess of)
     net investment income                                                           -             1         (13)
   Accumulated net realized gain (loss)                                     (1,019,053)        1,317     (26,218)
   Unrealized appreciation (depreciation) on investments                    (1,228,714)       52,187     866,939
                                                                           -----------  -----------  -----------
NETASSETS                                                                  $15,370,542   $20,215,661 $38,032,880
                                                                           ===========  ============ ===========
SHARES OF BENEFICIAL INTEREST                                                1,550,682     1,941,008   3,468,451
                                                                           ===========  ============ ===========
NET ASSET VALUE, AND REDEMPTION PRICE PER SHARE                             $     9.91       $ 10.42    $  10.97
                                                                           ===========  ============ ===========
OFFERING PRICE PER SHARE (NAV / (1-MAXIMUM SALES LOAD))                     $    10.30       $ 10.83    $  11.31
                                                                           ===========  ============ ===========
MAXIMUM SALES LOAD                                                                3.75%         3.75%       3.00%
                                                                           ===========  ============ ===========


See Notes to Financial Statements.     20                            FORUM FUNDS

--------------------------------------------------------------------------------

MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                             NEW HAMPSHIRE          PAYSON        PAYSON
                                                                             TAXSAVER BOND          BALANCED      VALUE
                                                                                 FUND                 FUND         FUND
ASSETS
  Total investments, at value (Note 2)                                         $11,653,924        $19,168,376    $17,719,115
  (cost $11,533,156, $17,697,770 & $13,808,069, respectively)
  Receivables:
    Fund shares sold                                                                     -             11,836          3,943
    Interest, dividends and other                                                  220,169             88,152         18,841
    Prepaid expenses                                                                   938              1,209          1,189
                                                                               -----------        -----------    -----------
Total Assets                                                                    11,875,031         19,269,573     17,743,088
                                                                               -----------        -----------    -----------
LIABILITIES
  Payables:
    Dividends                                                                       13,291             41,921             51
    Fund shares redeemed                                                                 -             20,132            559
  Accrued Liabilities
    Investment advisory fees (Note 3)                                                    -              9,750         11,980
    Administrator fees (Note 3)                                                          -              1,625          1,498
    Accountant fees (Note 3)                                                         2,900              2,900          2,900
    Custodian fees (Note 3)                                                            832              1,219          1,116
    Transfer agency fees (Note 3)                                                    1,357              2,841          3,274
    Other                                                                           13,686             15,632         15,297
                                                                               -----------        -----------    -----------
Total Liabilities                                                                   32,066             96,020         36,675
                                                                               -----------        -----------    -----------
NETASSETS                                                                      $11,842,965        $19,173,553    $17,706,413
                                                                               ===========        ============   ===========
COMPONENTS OF NET ASSETS
   Paid-in capital                                                             $11,715,853        $17,680,787    $13,953,245
   Undistributed (distributions in excess of)
     net investment income                                                             483            (38,976)           (54)
  Accumulated net realized gain (loss)                                               5,861             61,136       (157,824)
  Unrealized appreciation on investments                                           120,768          1,470,606      3,911,046
                                                                               -----------        -----------    -----------
NETASSETS                                                                      $11,842,965        $19,173,553    $17,706,413
                                                                               ===========        ============   ===========
SHARES OF BENEFICIAL INTEREST                                                    1,111,557          1,478,235      1,024,487
                                                                               ===========        ============   ===========
NET ASSET VALUE, AND REDEMPTION PRICE PER SHARE                                $     10.65            $ 12.97       $  17.28
                                                                               ===========        ============   ===========
OFFERING PRICE PER SHARE (NAV / (1-MAXIMUM SALES LOAD))                        $     10.98            $ 12.97       $  17.28
                                                                               ===========        ============   ===========
MAXIMUM SALES LOAD                                                                    3.00%              0.00%          0.00%
                                                                               ===========        ============   ===========


See Notes to Financial Statements.     21                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                                                                   MAINE
                                                                                    INVESTORS      TAXSAVER       TAXSAVER
                                                                                       BOND          BOND           BOND
                                                                                       FUND          FUND           FUND
INVESTMENT INCOME
  Interest income                                                                 $    894,512    $ 1,078,917    $ 1,743,972
  Dividend income                                                                       79,273              -              -
                                                                                   -----------    -----------    -----------
Total Investment Income                                                                973,785      1,078,917      1,743,972
                                                                                   -----------    -----------    -----------
EXPENSES
  Investment advisory fees (Note 3)                                                     54,225         83,372        146,144
  Administration fees (Note 3)                                                          27,112         41,686         73,072
  Transfer agency fees (Note 3)                                                         48,061         65,227        121,981
  Custody fees (Note 3)                                                                  7,587          6,088          7,787
  Accounting fees (Note 3)                                                              40,900         39,900         49,900
  Compliance fees                                                                        3,727          4,816          4,028
  Auditing fees                                                                         19,300         19,300         18,800
  Legal fees                                                                             2,530          4,444         12,284
  Trustees fees and expenses                                                               476            741          1,285
  Reporting expenses                                                                     4,363          6,557         11,661
  Pricing expenses                                                                       1,039          7,683         25,639
  Miscellaneous expenses                                                                 3,562          4,523          8,698
                                                                                   -----------    -----------    -----------
Total Expenses                                                                         212,882        284,337        481,279
  Fees waived (Note 4)                                                                 (83,892)       (85,935)      (133,718)
                                                                                   -----------    -----------    -----------
Net Expenses                                                                           128,990        198,402        347,561
                                                                                   -----------    -----------    -----------
NET INVESTMENT INCOME                                                                  844,795        880,515      1,396,411
                                                                                   -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                     317,623        144,545         56,057
  Net change in unrealized depreciation
    on investments                                                                    (627,625)      (207,296)      (361,516)
                                                                                   -----------    -----------    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                       (310,002)       (62,751)      (305,459)
                                                                                   -----------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 534,793     $  817,764    $ 1,090,952
                                                                                   ===========    ===========    ===========


See Notes to Financial Statements.     22                            FORUM FUNDS

--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                                   NEW HAMPSHIRE   PAYSON        PAYSON
                                                                                   TAXSAVER BOND  BALANCED       VALUE
                                                                                       FUND         FUND          FUND
INVESTMENT INCOME
  Interest income                                                                    $   598,330  $ 273,919     $ 17,776
  Dividend income                                                                              -    294,142      257,799
                                                                                     -----------  ---------     ---------
Total Investment Income                                                                  598,330    568,061      275,575
                                                                                     -----------  ---------     ---------
EXPENSES
  Investment advisory fees (Note 3)                                                       49,538    105,209      138,768
  Administration fees (Note 3)                                                            24,769     35,070       34,692
  Transfer agency fees (Note 3)                                                           47,611     62,071       64,144
  Custody fees (Note 3)                                                                    5,456      8,352        6,322
  Accounting fees (Note 3)                                                                38,900     40,900       38,900
  Compliance fees                                                                          4,126      7,155        6,433
  Auditing fees                                                                           17,800     14,200       14,200
  Legal fees                                                                              13,070      3,354        3,526
  Trustees fees and expenses                                                                 440        621          622
  Reporting expenses                                                                       7,073      6,051        5,784
  Pricing expenses                                                                        17,642      3,083        2,446
  Miscellaneous expenses                                                                   4,276      4,453        4,842
                                                                                     -----------  ---------     ---------
Total Expenses                                                                           230,701    290,519      320,679
  Fees waived (Note 4)                                                                  (112,886)   (38,016)     (37,922)
                                                                                     -----------  ---------     ---------
Net Expenses                                                                             117,815    252,503      282,757
                                                                                     -----------  ---------     ---------
NET INVESTMENT INCOME (LOSS)                                                             480,515    315,558       (7,182)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                                                 85,596    337,308     (157,827)
  Net change in unrealized appreciation (depreciation) on investments                   (176,492)   914,017      236,712
                                                                                     -----------  ---------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                   (90,896) 1,251,325       78,885
                                                                                     -----------  ---------     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $ 389,619 $1,566,883     $ 71,703
                                                                                     =========== ==========     ========


See Notes to Financial Statements.     23                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2001 AND MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                        INVESTORS BOND                  TAXSAVER
                                                                            FUND                        BOND FUND
                                                                        AMOUNT       SHARES         AMOUNT      SHARES
                                                                      ---------------------------------------------------
NET ASSETS - MARCH 31, 2000                                            $50,431,777               $29,180,427
OPERATIONS
  Net investment income                                                  2,152,687                 1,108,007
  Net realized gain (loss) on investments                                 (634,120)                  165,803
  Net change in unrealized appreciation on
    investments                                                          2,999,984                   794,793
                                                                        ----------                 ---------
Net Increase in Net Assets Resulting from Operations                     4,518,551                 2,068,603
                                                                        ----------                 ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                 (2,152,686)               (1,108,006)
  Net realized gain on investments                                               -                         -
                                                                        ----------                -----------
Total Distributions to Shareholders                                     (2,152,686)               (1,108,006)
                                                                        ----------                ----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                         1,523,930      156,077    2,885,882      279,198
  Reinvestment of distributions                                            498,105       52,003      376,094       36,931
  Redemption of shares                                                 (41,448,095)  (4,065,817) (12,102,189)  (1,179,505)
                                                                       -----------   ----------  -----------   ----------
Net Decrease in Capital Transactions                                   (39,426,060)  (3,857,737)  (8,840,213)    (863,376)
                                                                       -----------   ==========  -----------   ==========
Net Decrease in Net Assets                                             (37,060,195)               (7,879,616)
                                                                       -----------               -----------
NET ASSETS - MARCH 31, 2001
  (Including line (a))                                                  13,371,582                21,300,811
                                                                       -----------               -----------
OPERATIONS
  Net investment income                                                    844,795                   880,515
  Net realized gain on investments                                         317,623                   144,545
  Net change in unrealized depreciation on
    investments                                                           (627,625)                 (207,296)
                                                                       -----------               -----------
Net Increase in Net Assets Resulting from Operations                       534,793                   817,764
                                                                       -----------               -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                   (844,796)                 (888,782)
  Net realized gain on investments                                               -                         -
                                                                       -----------               -----------
Total Distributions to Shareholders                                       (844,796)                 (888,782)
                                                                       -----------               -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                          9,262,739     914,976    2,596,715      244,424
  Reinvestment of distributions                                             323,287      31,940      380,147       36,119
  Redemption of shares                                                   (7,277,063)   (718,699)  (3,990,994)    (378,370)
                                                                       ------------   ---------   ----------     --------
Net Increase (Decrease) in Capital Transactions                           2,308,963     228,217   (1,014,132)     (97,827)
                                                                       ------------   =========   ----------     ========
Net Increase (Decrease) in Net Assets                                     1,998,960               (1,085,150)
                                                                       ------------               ----------
NET ASSETS - MARCH 31, 2002
  (Including line (b))                                                  $15,370,542              $20,215,661
                                                                       ============              ===========
  (a) Accumulated undistributed (distributions in excess of)
      net investment income March 31, 2001                                     $  1                 $  8,268
                                                                       ============              ===========
  (b) Accumulated undistributed (distributions in excess of)
      net investment income, March 31, 2002                                    $  -                     $  1
                                                                       ============              ===========


See Notes to Financial Statements.     24                            FORUM FUNDS

--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 2001 AND MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                                                        NEW HAMPSHIRE
                                                                          MAINE TAXSAVER                 TAXSAVER BOND
                                                                             BOND FUND                        FUND
                                                                     AMOUNT         SHARES          AMOUNT        SHARES
                                                                    ------------------------------------------------------
NET ASSETS - MARCH 31, 2000                                          $31,937,953                  $11,644,458
                                                                     -----------                  -----------
OPERATIONS
  Net investment income                                                1,360,726                      492,413
  Net realized gain on investments                                        36,191                       22,884
  Net change in unrealized appreciation on investments                 1,240,513                      436,693
                                                                     -----------                  -----------
Net Increase in Net Assets Resulting from Operations                   2,637,430                      951,990
                                                                     -----------                  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                               (1,360,726)                    (492,418)
  Net realized gain on investments                                             -                            -
                                                                     -----------                  -----------
Total Distributions to Shareholders                                   (1,360,726)                    (492,418)
                                                                     -----------                  -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                       3,523,372       324,324       2,692,400      257,705
  Reinvestment of distributions                                          829,982        77,026         350,338       33,417
  Redemption of shares                                                (4,146,309)     (385,259)     (2,521,214)    (242,488)
                                                                     -----------     ---------    ------------    ---------
Net Increase in Capital Transactions                                     207,045        16,091         521,524       48,634
                                                                     -----------     =========    ------------    =========
Net Increase in Net Assets                                             1,483,749                       981,096
                                                                     -----------                  ------------
NET ASSETS - MARCH 31, 2001
  (Including line (a))                                                33,421,702                    12,625,554
                                                                     -----------                  ------------
OPERATIONS
  Net investment income                                                1,396,411                      480,515
  Net realized gain on investments                                        56,057                       85,596
  Net change in unrealized depreciation on
    investments                                                         (361,516)                    (176,492)
                                                                     -----------                  ------------
Net Increase in Net Assets Resulting from Operations                   1,090,952                      389,619
                                                                     -----------                  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                               (1,396,409)                    (480,516)
  Net realized gain on investments                                             -                       (3,146)
                                                                     -----------                  ------------
Total Distributions to Shareholders                                   (1,396,409)                    (483,662)
                                                                     -----------                  ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                       8,405,785      760,374       1,183,114       110,034
  Reinvestment of distributions                                          817,027       73,808         331,926        30,899
  Redemption of shares                                                (4,306,177)    (388,634)     (2,203,586)     (205,462)
                                                                     -----------    ---------     ------------    ---------
Net Increase (Decrease) in Capital Transactions                        4,916,635      445,548        (688,546)      (64,529)
                                                                     -----------    =========     ------------    =========
Net Increase (Decrease) in Net Assets                                  4,611,178                     (782,589)
                                                                     -----------                  ------------
NET ASSETS - MARCH 31, 2002
  (Including line (b))                                               $38,032,880                  $11,842,965
                                                                     ===========                  ===========
  (a) Accumulated undistributed (distributions in excess of)
      net investment income March 31, 2001                                 $ (15)                      $  484
                                                                     ===========                  ===========
  (b) Accumulated undistributed (distributions in excess of)
      net investment income, March 31, 2002                                $ (13)                      $  483
                                                                     ===========                  ===========


See Notes to Financial Statements.     25                            FORUM FUNDS

--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 2001 AND MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                              PAYSON                  PAYSON
                                                                             BALANCED                  VALUE
                                                                        AMOUNT      SHARES          AMOUNT SHARES
                                                                    ----------------------------------------------
NET ASSETS - MARCH 31, 2000                                          $18,596,224                 $19,987,452
OPERATIONS
  Net investment income (loss)                                           335,735                      (2,289)
  Net realized gain on investments                                     1,344,879                   1,500,254
  Net change in unrealized depreciation on investments                  (146,446)                 (2,829,729)
                                                                     -----------                  ------------
Net Increase (Decrease) in Net Assets Resulting from Operations        1,534,168                  (1,331,764)
                                                                     -----------                  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                 (334,997)                          -
  Net realized gain on investments                                      (982,520)                 (2,486,484)
                                                                     -----------                  ------------
Total Distributions to Shareholders                                   (1,317,517)                 (2,486,484)
                                                                     -----------                  ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                         976,316      75,988       1,732,735        86,206
  Reinvestment of distributions                                          863,709      69,549       1,563,453        85,570
  Redemption of shares                                                (4,026,969)   (309,615)     (1,903,409)      (89,791)
                                                                     -----------     ---------    ------------    ---------
Net Increase (Decrease) in Capital Transactions                       (2,186,944)   (164,078)      1,392,779        81,985
                                                                     -----------     =========    ------------    =========
Net Decrease in Net Assets                                            (1,970,293)                 (2,425,469)
                                                                     -----------                  ------------
NET ASSETS - MARCH 31, 2001
  (Including line (a))                                                16,625,931                  17,561,983
                                                                     -----------                  ------------
OPERATIONS
  Net investment income (loss)                                           315,558                      (7,182)
  Net realized gain (loss) on investments                                337,308                    (157,827)
  Net change in unrealized appreciation on
    investments                                                          914,017                     236,712
                                                                     -----------                  ------------
Net Increase in Net Assets Resulting from Operations                   1,566,883                      71,703
                                                                     -----------                  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                 (297,089)                          -
  Net realized gain on investments                                      (527,833)                   (389,894)
                                                                     -----------                  ------------
Total Distributions to Shareholders                                     (824,922)                   (389,894)
                                                                     -----------                  ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                       2,998,269     235,256       1,979,754       115,507
  Reinvestment of distributions                                          520,292      41,461         249,784        15,065
  Redemption of shares                                                (1,712,900)   (131,609)     (1,766,917)     (102,367)
                                                                     -----------     ---------    ------------    ---------
Net Increase in Capital Transactions                                   1,805,661     145,108         462,621        28,205
                                                                     -----------    =========     ------------    =========
Net Increase in Net Assets                                             2,547,622                     144,430
                                                                     -----------                  ------------
NET ASSETS - MARCH 31, 2002
  (Including line (b))                                               $19,173,553                 $17,706,413
                                                                     ===========                  ===========
  (a) Accumulated undistributed (distributions in excess of)
      net investment income March 31, 2001                            $  (35,013)                     $  (54)
                                                                     ===========                  ===========
  (b) Accumulated undistributed (distributions in excess of)
      net investment income, March 31, 2002                           $  (38,976)                     $  (54)
                                                                     ===========                  ===========


See Notes to Financial Statements.              26                   FORUM FUNDS

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and ratios for a share                              NET REALIZED  ENDING
outstanding throughout each period.              BEGINNING                  AND           DIVIDENDS   DISTRIBUTIONS NET
                                                 NET ASSET    NET           UNREALIZED    FROM NET    FROM NET      ASSET
                                                 VALUE PER    INVESTMENT    GAIN (LOSS) ONINVESTMENT  INVESTMENT VALUE PER
                                                 SHARE        INCOME/(LOSS) INVESTMENTS   INCOME      GAINS         SHARE
INVESTORS BOND FUND
April 1, 2001 to March 31, 2002                  $ 10.11      $ 0.63 (d)    $ (0.20)  (d) $(0.63)     $    -        $ 9.91
April 1, 2000 to March 31, 2001                  9.74         0.72          0.37          (0.72)           -        10.11
April 1, 1999 to March 31, 2000                  10.32        0.68          (0.58)        (0.68)           -        9.74
April 1, 1998 to March 31, 1999                  10.57        0.67          (0.21)        (0.67)           (0.04)   10.32
April 1, 1997 to March 31, 1998                  10.19        0.71          0.38          (0.71)           -        10.57

TAXSAVER BOND FUND
April 1, 2001 to March 31, 2002                  10.45        0.44          (0.03)        (0.44)           -        10.42
April 1, 2000 to March 31, 2001                  10.05        0.45          0.40          (0.45)           -        10.45
April 1, 1999 to March 31, 2000                  10.61        0.48          (0.56)        (0.48)           -        10.05
April 1, 1998 to March 31, 1999                  10.75        0.48          0.04          (0.48)           (0.18)   10.61
April 1, 1997 to March 31, 1998                  10.49        0.53          0.27          (0.53)           (0.01)   10.75

MAINE TAXSAVER BOND FUND
April 1, 2001 to March 31, 2002                  11.06        0.42          (0.09)        (0.42)           -        10.97
April 1, 2000 to March 31, 2001                  10.62        0.46          0.44          (0.46)           -        11.06
April 1, 1999 to March 31, 2000                  11.07        0.48          (0.44)        (0.48)           (0.01)   10.62
April 1, 1998 to March 31, 1999                  11.05        0.49          0.07          (0.49)           (0.05)   11.07
April 1, 1997 to March 31, 1998                  10.73        0.51          0.33          (0.51)           (0.01)   11.05

NEW HAMPSHIRE TAXSAVER BOND FUND
April 1, 2001 to March 31, 2002                  10.74        0.42          (0.09)        (0.42)           - (c)    10.65
April 1, 2000 to March 31, 2001                  10.33        0.44          0.41          (0.44)           -        10.74
April 1, 1999 to March 31, 2000                  10.80        0.47          (0.47)        (0.47)           - (c)    10.33
April 1, 1998 to March 31, 1999                  10.73        0.46          0.13          (0.46)           (0.06)   10.80
April 1, 1997 to March 31, 1998                  10.31        0.47          0.43          (0.48)           -        10.73

PAYSON BALANCED FUND
April 1, 2001 to March 31, 2002                  12.47        0.23 (d)      0.88      (d) (0.23)           (0.38)   12.97
April 1, 2000 to March 31, 2001                  12.42        0.25          0.84          (0.25)           (0.79)   12.47
April 1, 1999 to March 31, 2000                  12.48        0.27          0.27          (0.27)           (0.33)   12.42
April 1, 1998 to March 31, 1999                  14.79        0.28          (1.51)        (0.28)           (0.80)   12.48
April 1, 1997 to March 31, 1998                  13.20        0.37          3.52          (0.37)           (1.93)   14.79

PAYSON VALUE FUND
April 1, 2001 to March 31, 2002                  17.63        (0.01)        0.05          -                (0.39)   17.28
April 1, 2000 to March 31, 2001                  21.86        -             (1.39)        -                (2.84)   17.63
April 1, 1999 to March 31, 2000                  19.30        0.06          3.19          (0.06)           (0.63)   21.86
April 1, 1998 to March 31, 1999                  21.67        0.07          (1.16)        (0.07)           (1.21)   19.30
April 1, 1997 to March 31, 1998                  16.10        0.12          6.93          (0.12)           (1.36)   21.67

(a)  Total return calculations do not include sales charge.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4)
(c)  Less than $0.01 per share.
(d) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002, was to decrease net investment income per share by $.02 and $.01 respectively, for the Investors Bond and Payson Balanced
     Funds, increase net realized and unrealized gains and losses per share by $.02 and $.01 respectively, and decrease the ratio of net investment income to average net assets by .29% and .10% respectively. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation. See Notes to Financial Statements.
     27 FORUM FUNDS


See Notes to Financial Statements.     27                            FORUM FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       NET ASSETS AT            RATIOS TO AVERAGE NET ASSETS                                 PORTFOLIO
TOTAL                  END OF PERIOD            NET INVESTMENT           NET                   GROSS         TURNOVER
RETURN (A)             (000'S OMITTED)          INCOME                   EXPENSES              EXPENSES (B)  RATE




4.32%                  $15,371                  6.23% (d)                0.95%                 1.57%         81%
11.90%                 13,372                   7.75%                    0.81%                 1.21%         28%
1.13%                  50,432                   6.90%                    0.70%                 1.05%         34%
4.45%                  70,446                   6.33%                    0.70%                 1.02%         98%
10.98%                 85,598                   6.52%                    0.70%                 1.22%         117%

4.05%                  20,216                   4.22%                    0.95%                 1.36%         27%
8.71%                  21,301                   4.50%                    0.81%                 1.26%         37%
(0.74%)                29,180                   4.68%                    0.60%                 1.16%         25%
4.95%                  37,447                   4.48%                    0.60%                 1.11%         62%
7.75%                  39,203                   4.95%                    0.60%                 1.36%         93%

3.06%                  38,033                   3.82%                    0.95%                 1.32%         13%
8.69%                  33,422                   4.28%                    0.84%                 1.37%         19%
0.43%                  31,938                   4.50%                    0.60%                 1.31%         23%
5.19%                  32,659                   4.42%                    0.60%                 1.32%         29%
7.94%                  28,196                   4.65%                    0.60%                 1.48%         16%

3.11%                  11,843                   3.88%                    0.95%                 1.86%         21%
8.41%                  12,626                   4.18%                    0.84%                 1.82%         24%
0.03%                  11,644                   4.46%                    0.60%                 1.59%         19%
5.61%                  15,227                   4.28%                    0.60%                 1.53%         42%
8.84%                  12,908                   4.45%                    0.60%                 1.81%         23%

9.11%                  19,174                   1.80% (d)                1.44%                 1.66%         56%
8.99%                  16,626                   1.93%                    1.34%                 1.64%         64%
4.53%                  18,596                   2.05%                    1.15%                 1.52%         54%
(8.20%)                23,189                   2.07%                    1.15%                 1.49%         100%
31.27%                 24,440                   2.58%                    1.15%                 1.57%         66%

0.35%                  17,706                   (0.04%)                  1.63%                 1.85%         28%
(6.83%)                17,562                   -                        1.57%                 1.78%         18%
17.20%                 19,987                   0.22%                    1.45%                 1.75%         20%
(4.57%)                18,253                   0.35%                    1.45%                 1.75%         41%
45.28%                 19,918                   0.62%                    1.45%                 1.87%         39%


See Notes to Financial Statements.     28                            FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Forum Funds(R) (the Trust ) is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the Act ). The Trust currently has twenty-three active investment portfolios. Included in this report are Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Payson Value Fund (individually, a Fund and, collectively, the Funds ). Each of Payson Balanced Fund and Payson Value Fund is a diversified series of the Trust. All other Funds included in this report are non-diversified Trust series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund s shares of beneficial interest without par value. Each Fund commenced operations on the dates indicated as follows:

Investors Bond Fund                      October 2, 1989
TaxSaver Bond Fund                       October 2, 1989
Maine TaxSaver Bond Fund                 December 5, 1991
New Hampshire TaxSaver Bond Fund         December 31, 1992
Payson Balanced Fund                     November 25, 1991
Payson Value Fund                        July 31, 1992

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION-Generally, on each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust s Board of Trustees. Short-term securities that mature in sixty days or less are valued at amortized cost, which approximates market value. SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.
REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.


                                       29                            FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2002
--------------------------------------------------------------------------------

RECLASSIFICATION OF CAPITAL ACCOUNTS-On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                        UNDISTRIBUTED NET   ACCUMULATED NET
                        INVESTMENT INCOME  REALIZED GAIN/(LOSS) PAID-IN-CAPITAL
Payson Balanced Fund       $ (22,432)          $ 22,755             $ (323)
Payson Value Fund              7,182              2,632             (9,814)

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly by all Funds except Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly. Net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund. FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.
EXPENSE ALLOCATION-The Trust accounts separately for the assets and liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund s average daily net assets.
CHANGE IN ACCOUNTING PRINCIPLE-As required, effective April, 2001, the Funds adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to April, 2001, the Funds did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Funds. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation. The effect of this change for the year ended March 31, 2002 was to decrease net investment income by $38,891 for Investors Bond Fund and $17,793 for the Payson Balanced Fund.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISORS-The investment adviser for each of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund is Forum Investment Advisors, LLC ( Forum Advisors ). Forum Advisors receives an advisory fee from each of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund at an annual rate of 0.40% of the Fund s average daily net assets. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ( Payson ).
Payson receives an advisory fee at an annual rate of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC ( FAdS ). For its services, FAdS receives an administrative fee from each Fund at an annual rate of 0.20% of the average daily net assets of Fund.

                                       30                            FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2002
--------------------------------------------------------------------------------

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT-The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ( FSS ). For its services, FSS receives from each Fund an annual fee of $12,000, 0.25% of the average daily net assets of the Fund, certain shareholder account fees and certain out-of-pocket expenses.

CUSTODIAN-The custodian is Forum Trust, LLC. Each Fund pays an annual domestic custody fee based on an annualized percentage of the average daily net assets of the Fund. Each Fund also pays an annual maintenance fee of $3,600 as well as certain other transaction fees and reimburses the custodian for certain out-of-pocket expenses.

DISTRIBUTOR-Forum Fund Services, LLC ( FFS ), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the distributor of each Fund s shares. FFS receives and may reallow to certain institutions the sales charge paid on purchases of the Funds shares. For the period ended March 31, 2002, FFS reallowed $29,789, $81, $123,204, $24,808,
$3,185 and $2,128 in commissions to certain financial institutions regarding purchases of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Payson Value Fund, respectively. FFS retained net commissions of $5,932, $12, $23,215, $5,254, $444, and $296 from purchases of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Payson Value Fund, respectively.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ( FAcS ) provides fund accounting services to each Fund. For its services FAcS receives an annual fee of $36,000 per Fund, plus certain amounts based upon the asset level of a Fund, the Fund s turnover and the number and types of portfolio securities held by the Fund. Each Fund also reimburses FAcS for certain out-of-pocket expense. Certain of the Officers and Directors of the Trust are Officers or Directors of the above companies.


NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES Forum Advisors has contractually undertaken to waive a portion of its fees and reimburse a portion of the Funds expenses so that total expenses of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund would not exceed certain limitations through July 2002. FSS and FAdS have voluntarily waived a portion of their fees. These voluntary waivers may be reduced or eliminated at any time. For the period ended March 31, 2002, fees waived and expenses reimbursed were as follows:

                                                                   TOTAL FEES
                                                     EXPENSES      WAIVED AND
                            FORUM                   REIMBURSED     EXPENSES
                          ADVISORS    FSS    FADS    BY ADVISER    REIMBURSED
Investors  Bond Fund      $ 36,618   $33,718 $13,556    $ -         $ 83,892
TaxSaver Bond Fund          12,984    52,108  20,843      -           85,935
Maine TaxSaver Bond Fund     6,078    91,104  36,536      -           133,718
New Hampshire TaxSaver
Bond Fund                    49,538    30,957  24,156 8,235            112,886
Payson  Balanced Fund             -    20,481  17,535     -              38,016
Payson Value Fund                -      20,576 17,346     -              37,922


                                       31                            FORUM FUNDS

MARCH 31, 2002


NOTE 5. SECURITY TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the period ended March 31, 2002, were as follows:

                                                                       COST OF         PROCEEDS FROM SALES
                                                                      PURCHASES       AND MATURITIES
Investors Bond Fund                                                   $ 10,971,743    $            9,868,991
TaxSaver Bond Fund                                                    5,476,671                    6,176,421
Maine TaxSaver Bond Fund                                              8,706,635                    4,794,080
New Hampshire TaxSaver Bond Fund                                      2,559,204                    3,110,644
Payson Balanced Fund                                                  10,717,742                   9,874,832
Payson Value Fund                                                     4,662,004                    5,036,889

For federal income tax purposes, the tax basis of investment securities owned as of  March  31,  2002,  the  aggregate  gross  unrealized  appreciation  for  all securities  in which  there was an excess of  market  value  over tax cost,  the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value,  and the capital loss  carryovers  were as follows:
                                                                                      NET          CAPITAL
                                                                                      UNREALIZED
                                                        UNREALIZED    UNREALIZED      APPRECIATION LOSS            YEAR
                                         TAX COST       APPRECIATION  DEPRECIATION    (DEPRECIATIONCARRYOVERS      EXPIRES
Investors Bond Fund                      $16,600,887    $  163,973    $(1,515,491)    $(1,351,518) $ 51,917        2008
                                                                                                   827,686         2009
TaxSaver Bond Fund                       19,961,574        334,243    (282,056)       52,187       -               -
Maine TaxSaver Bond Fund..               36,476,669        920,657    (79,387)        841,270      549             2008
New Hampshire TaxSaver
Bond Fund                                11,533,666        175,452    (55,194)        120,258      -               -
Payson Balanced Fund                     17,818,539     2,055,645     (705,808)       1,349,837    -               -
Payson Value Fund                        13,808,069     5,245,421     (1,334,375)     3,911,046    8,229           2010

For tax purposes,  the following Funds have a current year deferred post October capital  losses.  These losses will be recognized  for tax purposes on the first day of the following tax year March 31, 2003. The losses were as follows:
Investors Bond Fund                                        $16,646
TaxSaver Bond Fund                                                    177
Maine TaxSaver Bond Fund                                              -
New Hampshire TaxSaver Bond Fund                                      -
Payson Balanced Fund                                       4,124
Payson Value Fund                                          149,598
                                                           32                                      FORUM FUNDS




MARCH 31, 2002


NOTE 6. CONCENTRATION OF RISK
Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund invest substantially all their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers abilities to meet their obligations may be affected by economic or political developments in Maine and New Hampshire.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS
As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                            UNDISTRIBUTED                                    UNREALIZED
                                            TAX-EXEMPT    UNDISTRIBUTED UNDISTRIBUTED        APPRECIATION
                                               INCOME     ORDINARY INCOME LONG-TERM GAIN     (DEPRECIATION)   TOTAL
Investors Bond Fund                         $  -          $    42,886          $ -           $(1,351,518) $ (1,308,632)
TaxSaver Bond Fund                             41,225                 -          1,494       52,187           94,906
Maine TaxSaver Bond Fund                       48,875                 -          -           841,270          890,145
New Hampshire Bond Fund                        13,773                 -          6,372       120,258          140,403
Payson Balanced Fund                           -               123,280           65,694      1,349,837        1,538,811
Payson Value Fund                              -                      -          -           3,911,046        3,911,046
The tax character of distributions paid during 2002 and 2001 was as follows:
                                        TAX-EXEMPT             ORDINARY          LONG-TERM
                                        INCOME                 INCOME            CAPITAL GAIN                 TOTAL
                                2002           2001       2002        2001       2002        2001    2002     2001
Investors Bond Fund             $       -   $  -          $ 844,796 $ 2,152,686$ -        $  -       $ 844,796 $ 2,152,686
TaxSaver Bond Fund              888,536        1,107,849       246    157        -           -       888,782 1,108,006
Maine TaxSaver Bond Fund        1,394,604      1,358,540  1,805       2,186      -           -       1,396,409 1,360,726
New Hampshire Bond Fund         474,590        491,978    5,926       440        3,146       -       483,662 492,418
Payson Balanced Fund                    -      -          315,392     983,931    509,530     333,586 824,922 1,317,517
Payson Value Fund                       -      -          7,467       70,058     382,427  2,416,426  389,894 2,486,484

NOTE 8. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)
The  amounts of  long-term  capital  gain  dividends  paid during the period are presented  below.  For federal income tax purposes,  dividends  from  short-term capital  gain are  classified  as ordinary  income.  All net  investment  income dividends  were  ordinary  income,  except for those Funds noted below that paid exempt  income  dividends.  The  percentage  of  ordinary  income  distributions designated as qualifying for the corporate dividends received deduction are also presented below for the applicable Funds.
                                                                      LONG-TERM           EXEMPT     QUALIFYING
                                                                      CAPITAL GAIN        INTEREST   DIVIDENDS
Investors Bond Fund                                                   $          -           -                5.75%
TaxSaver Bond Fund                                                               -        99.97%              -
Maine TaxSaver Bond Fund                                                         -        99.87%              -
New Hampshire Taxsaver Bond Fund                                      3,146               98.77%              -
Payson Balanced Fund                                                  509,530                -       48.26%
Payson Value Fund                                                     382,427                -                -
                                                               33                                    FORUM FUNDS




MARCH 31, 2002
NOTE 8. TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

                          POSITION        LENGTH OF    PRINCIPAL                 NUMBER OF PORTFOLIOS OTHER
NAME,                     WITH THE        TIME         OCCUPATION(S)             IN FUND COMPLEX      DIRECTORSHIPS
AGE AND ADDRESS           TRUST           SERVED1      DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE3 HELD BY TRUSTEES
INTERESTED TRUSTEE
John Y. Keffer2           Chairman        1989-Present Member and Director,      29                   Chairman/President,
Born: July 15, 1942       President                    Forum Financial Group,LLC                      Monarch Funds
Two Portland Square                                    (a mutual fund services
Portland, ME 04101                                     holding company)

DISINTERESTED TRUSTEES
CostasAzariadis           Trustee         1989-Present Professor of Economics,   27                   None
Born: February 15, 1943                                University of California
Dept. of Economics                                     Los Angeles
University of California                               Visiting Professor of
                                                       Economics,
Los Angeles, CA 90024                                  Athens University of
                                                       Economics
                                                       and Business 1998 - 1999

James C. Cheng            Trustee         1989-Present President, Technology     27                   None
                                                       Marketing
Born: July 26, 1942                                    Associates(marketing
                                                       company
27 Temple Street                                       for small and medium sized
Belmont, MA 02478                                      businesses in New England)

J. Michael Parish         Trustee         1989-Present Partner, Thelen Reid &    27                   None
                                                       Priest LLP
Born: November 9, 1943                                 (law firm) since 1995
40 West 57th Street
New York, NY 10019

OFFICERS
Thomas G. Sheehan         Vice President/ 2000-Present Director of Business      N/A                  N/A
Born: July 17, 1954       Assistant                    Development, Forum
                          Secretary                    Financial
Two Portland Square                                    Group, LLC since 2001
Portland, ME 04101                                     Managing Director and
                                                       Counsel,
                                                       Forum Financial Group, LLC
                                                       from 1993 to 2001

Ronald H. Hirsch          Treasurer       2000-Present Managing Director of      N/A                  N/A
                                                       Operations,
Born: October 14, 1943                                 Forum Financial Group, LLC
Two Portland Square                                    since 1999 Member of the
                                      Board
Portland, ME 04101                                     - Citibank Germany 1991 -
                                                       1998Treasurer, Core Trust
                                                       (Delaware)

Leslie K. Klenk           Secretary       1998-Present Counsel, Forum Financial  N/A                  N/A
Born: August 24, 1964                                  Group, LLC since 1998
Two Portland Square                                    Associate General Counsel,
Portland, ME 04101                                     Smith Barney Inc.
                                                       (brokerage firm) 1993 -
                                      1998
                                                       Secretary, Core Trust
                                                       (Delaware)

The Statement of Additional Information ( SAI ) contains additional information about the Trust s Trustees. The SAI is available without charge by contacting the Fund at (800) 805-8258.
1 Term of service is indefinite.
2 John Y. Keffer indirectly controls the entities that provide administration, distribution, fund accounting, transfer agency and custodial services to the Trust. Mr. Keffer also indirectly controls Forum Investment Advisors, LLC, the investment adviser to certain Trust series. 3 The Fund complex includes two investment companies for which Forum Financial Group of companies provide services.
                                                                    FORUM FUNDS

INDEPENDENT AUDITORS  REPORT


Board of Trustees and Shareholders,
Forum Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Investor Bond Fund, Taxsaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Payson Value Fund (certain of the series constituting Forum Funds) (the Funds ) as of March 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for the two years ended March 31, 2002 and 2001, and the financial highlights for each of the five years in the period ended March 31, 2002. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds as of March 31, 2002, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
May 17, 2002

FOR MORE INFORMATION                             FORUM
                                                 FUNDS
                                                 INVESTORS BOND FUND

                                                 TAXSAVER BOND FUND

                                                 MAINE TAXSAVER
                                                 BOND FUND

                                                 NEW HAMPSHIRE
                                                 TAXSAVER BOND FUND

                                                 PAYSON BALANCED FUND

                                                 PAYSON VALUE FUND


TRANSFER AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, Maine 04101





DISTRIBUTOR
Forum Fund Services, LLC
Two Portland Square
Portland, Maine 04101




                                                         FORUM FUNDS
                                                         P.O. BOX 446
                                                         PORTLAND, MAINE 04112
                                                         800-94FORUM
                                                         (SHAREHOLDER SERVICES)
                                                         800-95FORUM
This report is authorized for distribution only to       (DEALER SERVICES)
shareholders and to others who have received a copy
                                                         207-879-0001
of the Fund s prospectus.
                                                         WWW.FORUMFUNDS.COM